Securities Act Registration No. 333-178833

Investment Company Act Registration No. 811-22655

As filed with the Securities and Exchange Commission on January 25, 2017

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐	Pre-Effective Amendment No

☒	Post-Effective Amendment No. 277

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒	Amendment No. 280

(Check appropriate box or boxes.)

Northern Lights Fund Trust III

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street, Omaha, NE 68130

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (402) 895-1600

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 614-469-3265 (phone) 614-469-3361 (fax)	James P. Ash, Esq. Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 (631) 470-2600

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☒ On February 1, 2017 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

RESQ Strategic Income Fund

Class A Shares (RQIAX)

Class I Shares (RQIIX)

Class C Shares (RQICX)

RESQ Dynamic Allocation Fund

Class A Shares (RQEAX)

Class I Shares (RQEIX)

Class C Shares (RQECX)

PROSPECTUS

February 1, 2017

Adviser: RESQ Investment Partners, LLC

9383 E. Bahia Drive, Suite 120

Scottsdale, AZ 85260

www.RESQFunds.com                                                                      1-877-940-2526

This Prospectus provides important information about each Fund that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Page

FUND SUMMARY – RESQ STRATEGIC INCOME FUND	1
Investment Objective	1
Fees and Expenses of the Fund	1
Principal Investment Strategies	2
Principal Investment Risks	2
Performance	4
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
FUND SUMMARY – RESQ DYNAMIC ALLOCATION FUND	6
Investment Objective	6
Fees and Expenses of the Fund	6
Principal Investment Strategies	7
Principal Investment Risks	7
Performance	9
Purchase and Sale of Fund Shares	10
Tax Information	10
Payments to Broker-Dealers and Other Financial Intermediaries	10
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	10
Investment Objective	10
Principal Investment Strategies	10
Principal Investment Risks	11
Temporary Investments	16
Portfolio Holdings Disclosure	16
Cybersecurity	16
MANAGEMENT	17
Investment Adviser	17
Portfolio Managers	17
HOW SHARES ARE PRICED	17
HOW TO PURCHASE SHARES	19
HOW TO REDEEM SHARES	23
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	25
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS	26
DISTRIBUTION OF SHARES	26
Distributor	26
Distribution Fees	26
Additional Compensation to Financial Intermediaries	27
Householding	27
FINANCIAL HIGHLIGHTS	27
PRIVACY NOTICE	34

FUND SUMMARY – RESQ STRATEGIC INCOME FUND

Investment Objective: The RESQ Strategic Income Fund (the “Fund”) seeks income with an emphasis on total return and capital preservation as a secondary objective.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 19 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I	Class C
Maximum Sales Charge (Load) Imposed on purchases	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	None	None	None
Redemption Fee (as a % of amount redeemed if held less than 30 days)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.45%	1.45%	1.45%
Distribution and Service (12b-1) Fees	0.40%	None	1.00%
Other Expenses	0.67%	0.67%	0.67%
Acquired Fund Fees and Expenses(1)	0.40%	0.40%	0.40%
Total Annual Fund Operating Expenses	2.92%	2.52%	3.52%
Fee Waiver(2)	(0.17)%	(0.17)%	(0.17)%
Total Annual Fund Operating Expenses After Fee Waiver	2.75%	2.35%	3.35%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
(2)	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2018 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads, taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 2.35%, 1.95% and 2.95% of average daily net assets attributable to Class A, Class I, and Class C shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three fiscal years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Trust's Board of Trustees, on 60 days’ written notice to the Fund's adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Year	10 Years
A	$740	$1,321	$1,926	$3,552
I	$238	$768	$1,325	$2,843
C	$338	$1,064	$1,812	$3,781

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual

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fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,013% of the average value of its portfolio.

Principal Investment Strategies: The Fund seeks to achieve its investment objective by investing in a portfolio of mutual funds and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”) that invest in domestic and foreign (including emerging markets) (i) fixed income securities (including bills, notes, debentures, bonds, convertible securities, and any other debt or debt-related securities) whether issued by U.S. or non-U.S. governments, agencies or instrumentalities thereof or corporate entities, and having fixed, variable, floating or inverse floating rates, (ii) fixed income derivatives including options, financial futures, options on futures and swaps, (iii) other evidences of indebtedness, (iv) income producing equity securities (including dividend paying common stocks, preferred stock and real estate investment trusts (“REITs”)) of any market capitalization and (v) commodities. The fixed income securities in which the Fund invests may be of any maturity or credit quality (including “junk bonds”). The Underlying Funds in which the Fund invests may also engage in short selling and use leverage, which furthers the Fund’s investment objective by allowing the Fund to hedge risk to preserve capital. The Fund seeks a positive return through all market cycles and moves to cash positions when the market declines and back into securities when the markets rally. The Fund may be concentrated in certain sectors from time to time. The Fund's advisor will select the appropriate allocation to achieve the Fund’s objectives based on its proprietary quantitative model.

The quantitative proprietary models use a mathematical-based process to determine, on a daily basis, trends and asset classes in which the fund invests. The mathematical algorithms combine statistical measures such as correlations, standard deviations, and technical indicators (price oscillators and moving averages) to access the performance of an asset class and the overall market. The systems track investment price movements and look for advantageous entry points while at the same time calculating exit strategies for each investment. The quantitative model is regimented and disciplined in a matter that adds an unemotional approach to the purchase and sale of each investment. The Funds seek positive returns through all market cycles and move to cash positions when the market declines and back into securities when the markets rally.

The methodology used by the adviser in selecting securities for the Fund’s portfolio generally results in high portfolio turnover.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

•	Commodity Risk: Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.
•	Convertible Securities Risk: Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.
•	Credit Risk: There is a risk that convertible debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer's financial condition changes.
•	Currency Risk: The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
•	Derivatives Risk: Even a small investment in derivatives (which include options, futures and other transactions) may give rise to leverage risk (which can increase volatility and magnify the Fund’s potential for loss), and can have a significant impact on the Fund's performance. Derivatives are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner).
•	Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market
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economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

•	Fixed Income Risk: The value of the Fund's direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.
•	Foreign Exposure Risk: Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
•	Junk Bond Risk: Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. These securities are highly speculative.
•	Leverage Risk: Using leverage can magnify the Fund's potential for gain or loss and; therefore, amplify the effects of market volatility on the Fund's share price.
•	Management Risk: The adviser's judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.
•	Market Risk: Overall securities market risks may affect the value of securities held by the Fund. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.
•	Portfolio Turnover Risk: The Fund has had portfolio turnover rates in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance and may produce increased taxable distributions.
•	Preferred Stock Risk: The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.
•	REIT Risk: The Fund may invest in REITs. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests.
•	Sector Risk: The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.
•	Short Position Risk: The Fund will incur a, potentially unlimited, loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.
•	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.
•	Sovereign Debt Risk: The issuer of the foreign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. The market prices of sovereign debt, and the
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Fund’s net asset value, may be more volatile than prices of U.S. debt obligations and certain emerging markets may encounter difficulties in servicing their debt obligations.

•	U.S. Government Obligations Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.
•	Underlying Funds Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF and mutual fund shares may differ from their net asset value. Each investment company and ETF is subject to specific risks, depending on the nature of the fund.

Performance: The bar chart and performance table below gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.RESQFunds.com or by calling 1-877-940-2526.

Class A Performance Bar Chart For Calendar Years Ended December 31

(Returns do not reflect sales loads and would be lower if they did)

Best Quarter:	6/30/14	3.19%
Worst Quarter:	9/30/15	(3.13)%

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2016)

	One Year	Since Inception
Class A Shares
Return before taxes	(7.46)%	(1.99)%(1)
Return after taxes on distributions	(7.46)%	(2.76)%(1)
Return after taxes on distributions and sale of Fund shares	(4.22)%	(1.82)%(1)
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Class I Shares
Return before taxes	(2.29)%	(0.02)%(1)
Class C Shares
Return before taxes	(3.35)%	(3.21)%(2)
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.90%(1) 1.60%(2)

(1) Since December 20, 2013

(2) Since October 17, 2014.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Adviser: RESQ Investment Partners, LLC is the Fund’s investment adviser.

Portfolio Managers: Todd M. Foster, Bryan M. Lee and John W. Greer, each a Portfolio Manager of the adviser, have served as a portfolio managers since the Fund commenced operations in 2013.

Purchase and Sale of Fund Shares: You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading. The minimum initial investment in the Fund is $1,000 for investors in Class A shares of the Fund. The minimum initial investment in the Fund is $100,000 for investors in Class I shares of the Fund. The minimum initial investment in the Fund is $1,000 for investors in Class C shares of the Fund. There is no minimum subsequent investment for Class A, Class I and Class C shares of the Fund.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARY – RESQ DYNAMIC ALLOCATION FUND

Investment Objective: The RESQ Dynamic Allocation Fund (the “Fund”) seeks long term capital appreciation with capital preservation as a secondary objective.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 19 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I	Class C
Maximum Sales Charge (Load) Imposed on purchases	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	None	None	None
Redemption Fee (as a % of amount redeemed if held less than 30 days)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.45%	1.45%	1.45%
Distribution and Service (12b-1) Fees	0.40%	None	1.00%
Other Expenses	0.67%	0.67%	0.67%
Acquired Fund Fees and Expenses(1)	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	2.81%	2.41%	3.41%
Fee Waiver(2)	(0.17)%	(0.17)%	(0.17)%
Total Annual Fund Operating Expenses After Fee Waiver	2.64%	2.24%	3.24%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
(2)	The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2018 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads, taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 2.35%, 1.95% and 2.95% of average daily net assets attributable to Class A, Class I, and Class C shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three fiscal years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Trust's Board of Trustees, on 60 days’ written notice to the Fund's adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Year	10 Years
A	$827	$1,381	$1,960	$3,521
I	$227	$735	$1,270	$2,733
C	$327	$1,032	$1,760	$3,683

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ending September 30, 2015, the Fund's portfolio turnover rate was 907% of the average value of its portfolio.

6

Principal Investment Strategies: The Fund seeks to achieve its investment objective by investing, either directly or indirectly through mutual funds and exchange traded funds ("ETFs") (collectively, “Underlying Funds”), in foreign (including emerging markets) and domestic equity securities, fixed income securities and commodities. The equity securities in which the Fund invests may be of any market capitalization and includes common stocks, preferred stocks, rights, warrants, depositary receipts and real estate investment trusts (“REITs”). The fixed income securities in which the Fund invest may be of any maturity or credit quality (including “junk bonds”) and includes sovereign debt, corporate debt, inflation protected securities, convertible securities, mortgage-backed securities and other asset-backed securities. The Underlying Funds in which the Fund invests may also engage in short selling and use leverage, which furthers the Fund’s investment objective by allowing the Fund to hedge risk to preserve capital. The Fund seeks a positive return through all market cycles and moves to cash positions when the market declines and back into securities when the markets rally. The Fund may be concentrated in certain sectors from time to time. The Fund's advisor will select the appropriate allocation to achieve the Fund’s objectives based on its proprietary quantitative model.

The quantitative proprietary models use a mathematical-based process to determine, on a daily basis, trends and asset classes in which the fund invests. The mathematical algorithms combine statistical measures such as correlations, standard deviations, and technical indicators (price oscillators and moving averages) to access the performance of an asset class and the overall market. The systems track investment price movements and look for advantageous entry points while at the same time calculating exit strategies for each investment. The quantitative model is regimented and disciplined in a matter that adds an unemotional approach to the purchase and sale of each investment. The Funds seek positive returns through all market cycles and move to cash positions when the market declines and back into securities when the markets rally.

The methodology used by the Adviser in selecting securities for the Fund’s portfolio generally results in high portfolio turnover.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

•	Asset-Backed Security Risk: When the Fund invests in asset-backed securities, including mortgage backed securities, the Fund is subject to the risk that, if the issuer fails to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.
•	Commodity Risk: Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.
•	Convertible Securities Risk: Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.
•	Credit Risk: There is a risk that convertible debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer's financial condition changes.
•	Derivatives Risk: Even a small investment in derivatives (which include options, futures and other transactions) may give rise to leverage risk (which can increase volatility and magnify the Fund’s potential for loss), and can have a significant impact on the Fund's performance. Derivatives are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner).
•	Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.
•	Fixed Income Risk: The value of the Fund's direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of
7

fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

•	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.
•	Inflation Protected Securities Risk: Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
•	Junk Bond Risk: Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. These securities are highly speculative.
•	Leverage Risk: Using leverage can magnify the Fund's potential for gain or loss and; therefore, amplify the effects of market volatility on the Fund's share price.
•	Management Risk: The adviser's judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.
•	Market Risk: Overall securities market risks may affect the value of securities held by the Fund. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.
•	Portfolio Turnover Risk: The Fund has had portfolio turnover rates in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance and may produce increased taxable distributions.
•	Preferred Stock Risk: The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.
•	REIT Risk: The Fund may invest in REITs. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests.
•	Sector Risk: The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.
•	Short Position Risk: The Fund will incur a, potentially unlimited, loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.
•	Sovereign Debt Risk: The issuer of the foreign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. The market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations and certain emerging markets may encounter difficulties in servicing their debt obligations.
•	U.S. Government Obligations Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or
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may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

•	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.
•	Underlying Funds Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF and mutual fund shares may differ from their net asset value. Each investment company and ETF is subject to specific risks, depending on the nature of the fund.

Performance: The bar chart and performance table below gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.RESQFunds.com or by calling 1-877-940-2526.

Class A Performance Bar Chart For Calendar Years Ended December 31

(Returns do not reflect sales loads and would be lower if they did)

Best Quarter:	6/30/16	6.20%
Worst Quarter:	9/30/15	(12.61)%

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2016)

	One Year	Since Inception
Class A shares
Return before taxes	(8.23)%	(5.76)%(1)
Return after taxes on distributions	(8.23)%	(6.53)%(1)
Return after taxes on distributions and sale of Fund shares	(4.66)%	(4.61)%(1)
Class I Shares
Return before taxes	(2.31)%	(3.50)%(1)
Class C Shares
Return before taxes	(3.28)%	(6.47)%(2)
S&P 500 TR (reflects no deduction for fees, expenses or taxes)	11.96%	9.39%(1) 10.41%(2)

(1) Since December 20, 2013

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(2) Since October 17, 2014.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Adviser: RESQ Investment Partners, LLC is the Fund’s investment adviser.

Portfolio Managers: Todd M. Foster, Bryan M. Lee and John W. Greer, each a Portfolio Manager of the adviser, have served as a portfolio managers since the Fund commenced operations in 2013.

Purchase and Sale of Fund Shares: You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading. The minimum initial investment in the Fund is $1,000 for investors in Class A shares of the Fund. The minimum initial investment in the Fund is $100,000 for investors in Class I shares of the Fund. The minimum initial investment in the Fund is $1,000 for investors in Class C shares of the Fund. There is no minimum subsequent investment for Class A, Class I and Class C shares of the Fund.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objectives: Each Fund's investment objectives may be changed without shareholder approval by the Funds' Board of Trustees upon 60 days’ written notice to shareholders.

Fund	Investment Objectives
RESQ Strategic Income Fund	The Fund seeks income with an emphasis on total return and capital preservation as a secondary objective.
RESQ Dynamic Allocation Fund	The Fund seeks long term capital appreciation with capital preservation as a secondary objective.

Principal Investment Strategies:

RESQ Strategic Income Fund

The Fund seeks to achieve its investment objective by investing in a portfolio of mutual funds and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”) that invest in domestic and foreign (including emerging markets) (i) fixed income securities (including bills, notes, debentures, bonds, convertible securities, and any other debt or debt-related securities) whether issued by U.S. or non-U.S. governments, agencies or instrumentalities thereof or corporate entities, and having fixed, variable, floating or inverse floating rates, (ii) fixed income derivatives including options, financial futures, options on futures and swaps, (iii) other evidences of indebtedness, (iv) income producing equity securities (including dividend paying common stocks, preferred stock and real estate investment trusts (“REITs”)) of any market capitalization and (v) commodities. The fixed income securities in which the Fund invests may be of any maturity or credit quality (including “junk bonds”). The Underlying Funds in which the Fund invests may also engage in short selling and use leverage, which furthers the Fund’s investment objective by allowing the Fund to hedge risk to preserve capital. The Fund may

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be concentrated in certain sectors from time to time. The Fund's advisor will select the appropriate allocation to achieve the Fund’s objectives based on its proprietary quantitative model.

RESQ Dynamic Allocation Fund

The Fund seeks to achieve its investment objective by investing, either directly or indirectly through mutual funds and exchange traded funds ("ETFs") (collectively, “Underlying Funds”), in foreign (including emerging markets) and domestic equity securities, fixed income securities and commodities. The equity securities in which the Fund invests may be of any market capitalization and includes common stocks, preferred stocks, rights, warrants, depositary receipts and real estate investment trusts (“REITs”). The fixed income securities in which the Fund invest may be of any maturity or credit quality (including “junk bonds”) and includes sovereign debt, corporate debt, inflation protected securities, convertible securities, mortgage-backed securities and other asset-backed securities. The Underlying Funds in which the Fund invests may also engage in short selling and use leverage, which furthers the Fund’s investment objective by allowing the Fund to hedge risk to preserve capital. The Fund seeks a positive return through all market cycles and moves to cash positions when the market declines and back into securities when the markets rally. The Fund may be concentrated in certain sectors from time to time. The Fund's advisor will select the appropriate allocation to achieve the Fund’s objectives based on its proprietary quantitative model.

The Adviser’s Selection Model

The quantitative proprietary models use a mathematical-based process to determine, on a daily basis, trends and asset classes in which the fund invests. The mathematical algorithms combine statistical measures such as correlations, standard deviations, and technical indicators (price oscillators and moving averages) to access the performance of an asset class and the overall market. The systems track investment price movements and look for advantageous entry points while at the same time calculating exit strategies for each investment. The quantitative model is regimented and disciplined in a matter that adds an unemotional approach to the purchase and sale of each investment. The Funds seek positive returns through all market cycles and move to cash positions when the market declines and back into securities when the markets rally.

The adviser believes that having multiple (8-12) trading model sleeves offers a significant level of risk mitigation without compromising any single model sleeves potential to positively impact the overall portfolio returns. All trading model sleeves have an expected investment period (EIP) which determines how long a particular investment will be held. At the end of the EIP the trading model will automatically begin searching for a new position with better price performance than the current position based upon the models established criteria. If the current position proves to be the best, the model will not make a recommendation on that day but will continue searching on a daily basis until an investment with a higher composite score is identified. These decisions are based on price data and not on an emotional response brought about by market fluctuations. Within each portfolio model sleeve there are approximately 9 to 11 asset classes/securities that are ranked on statistical metrics and the process selects the top performer for the model sleeve.

Principal Investment Risks:

The following risks may apply to each Fund’s direct investments as well the Funds’ indirect risks through investing in Underlying Funds (risks are applicable to both the Dynamic Allocation Fund and Income Fund, except where noted).

  Asset-Backed Security Risk (Dynamic Allocation Fund only): When the Fund invests in asset-backed securities, including mortgage backed securities, the Fund is subject to the risk that, if the issuer fails to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities. In addition, changes in interest rates affect that value of these securities. Some mortgage-backed securities may be structured so that they may be particularly sensitive to changes in interest rates; and investment in mortgage-related securities are subject to special risks if the issuer of the security prepays the principal prior to the security’s maturity (including increased volatility in the price of the security and wider fluctuations in response to interest rates). If the security is backed by sub-prime mortgages, there is a greater risk that the Fund may lose money.
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  Commodity Risk: Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions. The value of commodity-related securities may also be affected by changes in overall market movements, commodity index volatility, changes in interest rates and the global economy.
  Convertible Securities Risk: Convertible securities subject the Fund to the risks associated with both fixed-income securities and equity securities. If a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.
  Credit Risk: There is a risk that security issuers will not make interest and/or principal payments on their securities. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also will affect liquidity and make it difficult for the Fund to sell the security. This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. Default, or the market’s perception that an issuer is likely to default, tends to reduce the value and liquidity of securities held by the Fund, thereby reducing the value of your investment in Portfolio shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.
  Currency Risk (Income Fund Only): The Fund’s investments in foreign currency denominated securities will subject the Fund to currency trading risks that include market risk, interest rate risk and country risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the "old" currency worthless.
  Derivatives Risk: Certain of the Underlying Funds in which the Fund invests may use derivatives to enhance returns or hedge against market declines. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.
  Emerging Market Risk: The Underlying Funds in which the Fund invests may invest in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets
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countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities.

  Fixed Income: The value of the Fund's direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).
  Foreign Investment Risk: To the extent the Underlying Funds invest in foreign securities, the Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations. As a result, the Fund may be exposed to greater risk and will be more dependent on the adviser's ability to assess such risk than if the Fund invested solely in more developed countries.
  Inflation Protected Securities Risk: Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.
  Junk Bond Risk: Lower-quality bonds, known as "high yield" or "junk" bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond's issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and the Fund’s share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds (liquidity risk). Such securities may also include "Rule 144A" securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease the Fund’s share price.
  Leverage Risk: Using leverage can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leverage may also cause the Fund to have higher expenses than those of mutual funds that do not use such techniques.
  Management Risk: The net asset value of the Fund changes daily based on the performance of the securities and derivatives in which it invests. The adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results.
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  Market Risk: The net asset value of the Fund will fluctuate based on changes in the value of the securities and derivatives in which the Fund invests. The Fund invests in securities and derivatives, which may be more volatile and carry more risk than some other forms of investment. The price of securities and derivatives may rise or fall because of economic or political changes. Security and derivative prices in general may decline over short or even extended periods of time. Market prices of securities and derivatives in broad market segments may be adversely affected by price trends in commodities, interest rates, exchange rates or other factors wholly unrelated to the value or condition of an issuer.
  Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.
  Preferred Stock Risk: The Funds may invest in preferred stocks. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move more slowly upwards than common stock prices.
  REIT and Real Estate Risk: The Fund’s investments in REITs may subject the Fund to the following additional risks: declines in the value of real estate, changes in interest rates, lack of available mortgage funds or other limits on obtaining capital, overbuilding, extended vacancies of properties, increases in property taxes and operating expenses, changes in zoning laws and regulations, casualty or condemnation losses and tax consequences of the failure of a REIT to comply with tax law requirements. The Fund will bear a proportionate share of the REIT’s ongoing operating fees and expenses, which may include management, operating and administrative expenses in addition to the expenses of the Fund.
  Sector Risk: The Funds may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Funds may be adversely impacted by events or developments in a sector or group of sectors. These events or developments might include additional government regulation, resource shortages or surpluses, changes in consumer demands or improvements in technology that make products or services of a particular sector less desirable.
  Short Position Risk: The Fund will incur a, potentially unlimited, loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.
  Sovereign Debt Risk: The issuer of the foreign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. The market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations and certain emerging markets may encounter difficulties in servicing their debt obligations.
  U.S. Government Obligations Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.
  Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general. These companies may have narrower markets, limited product lines, fewer financial resources, and they may be dependent on a limited management group. Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of the Fund's net asset value than is customarily associated with larger, more established companies. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more
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established companies, it also may make them more sensitive to changing market conditions. Small cap companies may have returns that can vary, occasionally significantly, from the market in general.

  Underlying Funds Risk: The Fund invests primarily in ETFs and mutual funds. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. When the Fund invests in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other mutual funds. Short sales are speculative investments and will cause the Fund to lose money if the value of a security sold short by the Fund, or an Underlying Fund in which the Fund invests, does not go down as the adviser expects. Additional risks of investing in ETFs and mutual funds, where noted, are described below:
o	ETF Tracking Risk: Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs' ability to track their applicable indices.
o	Inverse Correlation Risk: Underlying Funds that are inverse funds should lose value as the index or security tracked by such fund’s benchmark increases in value; a result that is the opposite from traditional mutual funds. Successful use of inverse funds requires that the adviser correctly predict short term market movements. If the Fund invests in an inverse fund and markets rise, the Fund could lose money. Inverse funds may also employ leverage such that their returns are more than one times that of their benchmark.
o	Leveraging Risk: The use of leverage by the Underlying Funds, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, will magnify the Underlying Fund's gains or losses. During periods in which an Underlying Fund is utilizing financial leverage, the fees which are payable to its adviser as a percentage of the Underlying Fund's assets may be higher than if the Underlying Fund did not use leverage, because the fees are calculated as a percentage of the Underlying Fund's assets, including those purchased with leveraging.
o	Management Risk: When the Fund invests in Underlying Funds there is a risk that the investment advisers of those Underlying Funds may make investment decisions that are detrimental to the performance of the Fund.
o	Net Asset Value and Market Price Risk: The market value of ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when shares trade at a premium or discount to net asset value.
o	Mutual Fund Risk: The strategy of investing in Underlying Funds that are mutual funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes you pay. In addition, certain prohibitions on the acquisition of mutual fund shares by the Fund may prevent the Fund from allocating its investments in the manner the adviser considers optimal. The Fund intends to purchase mutual funds that are either no-load or waive the sales load for purchases made by the Fund. The Fund will not purchase mutual funds that charge a sales load upon redemption, but the Fund may purchase mutual funds that have an early redemption fee similar to the Fund’s. In the event that a mutual fund charges a redemption fee, then you will indirectly bear the expense by investing in the Fund. Mutual funds whose shares are purchased by the Fund will be obligated to redeem shares held by the Fund only in an amount up to 1% of the mutual fund's outstanding shares during
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any period of less than 30 days. Shares held by the Fund in excess of 1% of a mutual fund's outstanding shares therefore, may be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of the Fund's total assets. This liquidity risk is reduced, however, as many of the mutual funds in which the Fund may invest have a policy of not taking advantage of this 1% threshold and, in fact, go so far as to encourage frequent purchases and redemptions of any size. In addition, certain mutual funds have exemptive orders in place that allow the Fund to own up to 25% of the assets of said fund. When the Fund focuses its investments in certain mutual funds, the Fund’s portfolio will have a risk profile for such investments that will correspond to that of such mutual funds and Management Risk, described above, increases proportionately.

o	Strategies Risk: Each Underlying Fund is subject to specific risks, depending on the nature of the fund. These risks could include liquidity risk, sector risk, and foreign currency risk, as well as risks associated with fixed income securities and commodities.

Temporary Investments: To respond to adverse market, economic, political or other conditions, the Funds may invest 100% of its total assets, without limitation, in high-quality short-term debt securities. These short-term debt securities include: treasury bills, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that the Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because shareholders will pay the fees and expenses of the Fund and, indirectly, the fees and expenses of the underlying money market funds. The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure: A description of the Funds’ policies regarding the release of portfolio holdings information is available in the Funds’ Statement of Additional Information.

Cybersecurity

The computer systems, networks and devices used by the Funds and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Funds and their service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Funds’ business operations, potentially resulting in financial losses; interference with the Funds’ ability to calculate their NAV; impediments to trading; the inability of the Funds, the Advisor, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Funds’ shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

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MANAGEMENT

Investment Adviser: RESQ Investment Partners, LLC, 9383 E. Bahia Drive, Suite 120, Scottsdale, AZ 85260, serves as investment adviser to the Funds. Subject to the authority of the Board of Trustees, the adviser is responsible for management of the Funds' investment portfolio. The adviser is responsible for selecting the Funds' investments according to the Funds’ investment objective, policies and restrictions. The adviser was established in 2013 to manage the Funds. As of the date of this prospectus, the adviser only manages the Funds. As of September 30, 2016, the adviser had approximately $87.9 million in assets under management.

Pursuant to an advisory agreement with the Trust, on behalf of the Funds and the adviser, the adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.45% of each Fund’s average daily net assets beginning February 1, 2016. From each Fund’s commencement date until January 31, 2016, the adviser received an annual advisory fee equal to 1.77%. The adviser has contractually agreed to waive management fees and to make payments to limit each Funds expenses, at least until January 31, 2018 so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser)) of each Fund do not exceed 2.35% of the average daily net assets attributable to Class A shares, 1.95% of the average daily net assets attributable to Class I shares and 2.95% of the average daily net assets attributable to Class C shares. These fee waivers and expense reimbursements are subject to possible recoupment from each Fund in future years on a rolling three-year basis (within the three fiscal years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the Adviser. A discussion regarding the basis for the Board of Trustees’ approval of the advisory agreement is available in the Funds’ semi-annual shareholder report dated March 31, 2016. During the fiscal year ended September 30, 2016, the Income Fund and Dynamic Allocation Fund paid 1.42% and 1.42% of their average net assets, respectively, after fee waivers.

Portfolio Managers: The Funds are managed on a day to day basis by Todd M. Foster, Bryan M. Lee and John W. Greer. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership in the Funds.

Todd M. Foster, CPA, AIF Mr. Foster has been a Portfolio Manager of the adviser since starting the adviser in 2013. Mr. Foster has been a principal at Total Investment Management, Inc., an affiliate of the adviser, since 1998 and sits on the investment committee. Mr. Foster earned his BS in Accounting from Janice H. Levin School of Business at Rutgers University.

Bryan M. Lee, CMT Mr. Lee has been a Portfolio Manager of the adviser since starting the adviser in 2013. Mr. Lee is Chief Market Technician at Total Investment Management, Inc., an affiliate of the adviser, and has been with Total Investment Management, Inc. since 2005. Mr. Lee earned his BS in Marketing from W.P. Carey School of Business at Arizona State University.

John W. Greer, CFA Mr. Greer has been a Portfolio Manager of the adviser since starting the adviser in 2013. Mr. Greer has been an investment strategist at Total Investment Management, Inc., an affiliate of the adviser, since 2007 and sits on the investment committee. Mr. Greer earned his BS in Finance from W.P. Carey School of Business at Arizona State University.

HOW SHARES ARE PRICED

The net asset value ("NAV") and offering price (NAV plus any applicable sales charges) of the Funds’ shares is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for business. NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday,

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Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Funds (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, each Fund's securities are valued each day at the last quoted sales price on each security's primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund's NAV will reflect certain portfolio securities' fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Funds’ securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Funds. Because each Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of some of the Funds’ portfolio securities may change on days when you may not be able to buy or sell Fund shares. In computing the NAV, each Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the Funds’ portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund's fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Funds’ portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, each Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

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HOW TO PURCHASE SHARES

Share Classes

This Prospectus describes three classes of shares offered by each Fund: Class A, Class I and Class C. Each Fund offers these three classes of shares so that you can choose the class that best suits your investment needs. Refer to the information below so that you can choose the class that best suits your investment needs. The main differences between each class are sales charges and ongoing fees. For information on ongoing distribution fees, see Distribution Fees on page 26 of this Prospectus. Each class of shares in the Funds represents interest in the same portfolio of investments within the applicable Fund. There is no investment minimum on reinvested distributions and each Fund may change investment minimums at any time. Each Fund and the adviser may each waive investment minimums at their individual discretion. Not all share classes may be available for purchase in all states.

Factors to Consider When Choosing a Share Class

When deciding which class of shares of a Fund to purchase, you should consider your investment goals, present and future amounts you may invest in a Fund, and the length of time you intend to hold your shares. To help you make a determination as to which class of shares to buy, please refer back to the examples of a Fund's expenses over time in the Fees and Expenses of the Fund section for a Fund in this Prospectus. You also may wish to consult with your financial adviser for advice with regard to which share class would be most appropriate for you.

RESQ Strategic Income Fund
Amount Invested	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Amount Invested	Dealer Reallowance
Under $100,000	4.75%	4.99%	4.00%
$100,000 to $249,999	3.75%	3.89%	3.00%
$250,000 to $499,999	2.75%	2.83%	2.50%
$500,000 to $999,999	1.75%	1.78%	1.50%
$1,000,000 and above	1.00%	1.01%	1.00%
RESQ Dynamic Allocation Fund
Amount Invested	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Amount Invested	Dealer Reallowance
Under $50,000	5.75%	6.10%	5.00%
$50,000 to $99,999	4.75%	4.99%	4.00%
$100,000 to $249,999	3.75%	3.89%	3.00%
$250,000 to $499,999	2.75%	2.83%	2.25%
$500,000 to $999,999	1.75%	1.78%	1.50%
$1,000,000 and above	1.00%	1.01%	1.00%
(1)	Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculations used to determine your sales charge

Class A Shares: Class A shares are offered at their public offering price, which is NAV plus the applicable sales charge and is subject to 12b-1 distribution fees of up to 0.40% of the average daily net assets of Class A shares. There are no sales charges on reinvested distributions. The minimum initial investment in Class A shares of a Fund is $1,000 for all accounts. There is no minimum subsequent investment for Class A shares of a Fund. The sales charge varies, depending on how much you invest. You can also qualify for a sales charge reduction or waiver through a right of accumulation or a letter of intent if you are a U.S. resident. See the discussions of "Right of Accumulation" and "Letter of Intent" below. Each Fund reserves the right to waive any load as described below. The following sales charges apply to your purchases of Class A shares of a Fund.

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How to Reduce Your Sales Charge

You may be eligible to purchase Class A shares at a reduced sales charge. To qualify for these reductions, you must notify the Funds’ distributor, Northern Lights Distributors, LLC (the "distributor"), in writing and supply your account number at the time of purchase. You may combine your purchase with those of your "immediate family" (your spouse and your children under the age of 21) for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Rights of Accumulation: To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you may combine your new purchases of Class A shares with Class A shares of a Fund that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other Class A shares that you own. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

Shares of each Fund held as follows cannot be combined with your current purchase for purposes of reduced sales charges:

  Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, a different broker-dealer, a bank, a separate insurance company account or an investment adviser);
  Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example, a 401(k) plan) other than employer-sponsored IRAs; and
  Shares held directly in a Fund account on which the broker-dealer (financial adviser) of record is different than your current purchase broker-dealer.

Letters of Intent: Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of Class A shares of a Fund, with a minimum of $25,000, during a 13-month period. The 13-month period begins upone the date of the LOI. At your written request, Class A shares purchases made during the 90 days prior to the LOI may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize a Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds’ transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Repurchase of Class A Shares: If you have redeemed Class A shares of a Fund within the past 120 days, you may repurchase an equivalent amount of Class A shares of a Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 120 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 120 days of your redemption.

Sales Charge Waivers

The sales charge on purchases of Class A shares is waived for certain types of investors, including:

  Current and retired directors and officers of a Fund sponsored by the adviser or any of its subsidiaries, their immediate families (i.e., spouse, children, mother or father) and any purchases referred through the adviser.
  Employees of the adviser and their immediate families, or any full-time employee or registered representative of the distributor or of broker-dealers having dealer agreements with the distributor (a "Selling
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Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

  Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the fund's shares and their immediate families.
  Participants in certain "wrap-fee" or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.
  Clients of financial intermediaries that have entered into arrangements with the distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisers may charge a separate fee.
  Institutional investors (which may include bank trust departments and registered investment advisers).
  Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.
  Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.
  Employer-sponsored retirement or benefit plans with total plan assets in excess of $5 million where the plan's investments in a Fund are part of an omnibus account. A minimum initial investment of $1 million in a Fund is required. The distributor in its sole discretion may waive these minimum dollar requirements.

The Funds do not waive sales charges for the reinvestment of proceeds from the sale of shares of a different fund where those shares were subject to a front-end sales charge (sometimes called an "NAV transfer"). Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.

Class I Shares

Class I shares of a Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees. This means that 100% of your initial investment is placed into shares of a Fund. Class I shares require a minimum initial investment of $100,000. There is no minimum subsequent investment for Class I shares of a Fund.

Class C Shares

Class C shares of the Funds are sold at NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund. Class C shares pay up to 1.00% on an annualized basis of the average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to the Fund and/or shareholder services. Over time, fees paid under this distribution and service plan will increase the cost of a Class C shareholder's investment and may cost more than other types of sales charges.

You may purchase shares of a Fund by sending a completed application form to the following address:

Regular Mail RESQ Strategic Income Fund RESQ Dynamic Allocation Fund c/o Gemini Fund Services, LLC PO Box 541150 Omaha, Nebraska 68154	Express/Overnight Mail RESQ Strategic Income Fund RESQ Dynamic Allocation Fund c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, Nebraska 68130

The USA PATRIOT Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. This information will assist the Funds in verifying your identity. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, each Fund may limit additional share purchases or

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close an account if it is unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Purchase through Brokers: You may invest in the Funds through brokers or agents who have entered into selling agreements with the Funds’ distributor. The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Funds. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on each Fund’s behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a brokers authorized designee receives the order. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Funds. You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire: If you wish to wire money to make an investment in the Funds, please call the Funds at 1-877-940-2526 for wiring instructions and to notify the Funds that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. The Funds will normally accept wired funds for investment on the day received if they are received by the Funds’ designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Automatic Investment Plan: You may participate in the Funds’ Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Funds through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $50 on specified days of each month into your established Fund account. Please contact the Fund at 1-877-940-2526 for more information about the Fund’s Automatic Investment Plan.

The Funds, however, reserves the right, in their sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address. Make all checks payable to the appropriate Fund. The Funds will not accept payment in cash, including cashier’s checks or money orders. Also, to prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note: Gemini Fund Services, LLC, the Funds’ transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Funds, for any check returned to the transfer agent for insufficient funds.

When Order is Processed: All shares will be purchased at the NAV per share (plus applicable sales charges, if any) next determined after a Fund receives your application or request in good order. All requests received in good order by the Fund before 4:00 p.m. (Eastern Time) will be processed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Good Order: When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

  the name of the Fund and share class
  the dollar amount of shares to be purchased
  a completed purchase application or investment stub check payable to the “RESQ Strategic Income Fund” or
  “RESQ Dynamic Allocation Fund”

Retirement Plans: You may purchase shares of the Funds for your individual retirement plans. Please call the Funds at 1-877-940-2526 for the most current listing and appropriate disclosure documentation on how to

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open a retirement account.

HOW TO REDEEM SHARES

Redeeming Shares: You may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

Regular Mail RESQ Strategic Income Fund RESQ Dynamic Allocation Fund c/o Gemini Fund Services, LLC PO Box 541150 Omaha, Nebraska 68154	Express/Overnight Mail RESQ Strategic Income Fund RESQ Dynamic Allocation Fund c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, Nebraska 68130

Redemptions by Telephone: The telephone redemption privilege is automatically available to all new accounts except retirement accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Funds and instruct it to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call 1-877-940-2526. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

The Funds reserve the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Funds, the transfer agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss. The Funds or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If a Fund and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Redemptions through Broker: If shares of a Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Funds. The servicing agent may charge a fee for this service.

Redemptions by Wire: You may request that your redemption proceeds be wired directly to your bank account. The Fund’s transfer agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire.

Automatic Withdrawal Plan: If your individual accounts, IRA or other qualified plan account have a current account value of at least $10,000, you may participate in the Funds’ Automatic Withdrawal Plan, an investment plan that automatically moves money to your bank account from the Funds through the use of electronic funds transfers. You may elect to make subsequent withdrawals by transfers of a minimum of $50 on specified days of each month into your established bank account. Please contact the Fund at 1-877-940-2526 for more information about the Funds’ Automatic Withdrawal Plan.

Redemptions in Kind: The Funds reserve the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount is greater than the lesser of $250,000 or 1% of a Fund’s assets. The securities will be chosen by a Fund and valued under a Fund’s net asset value procedures. A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses in converting these securities to cash.

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When Redemptions are Sent: Once a Fund receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of a request in “good order.” If you purchase shares using a check and soon after request a redemption, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank.

Good Order: Your redemption request will be processed if it is in “good order.” To be in good order, the following conditions must be satisfied:

•         The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

•         The request must identify your account number;

•         The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

•         If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

Redemption Fee: The Funds will deduct a 2.00% redemption fee on your redemption amount if you sell your shares within 30 days of purchase. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. Shares held for 30 days or more are not subject to the 2.00% fee. Redemption fees are paid to each Fund directly and are designed to offset costs associated with fluctuations in each Fund’s asset levels and cash flow caused by short-term shareholder trading.

Waivers of Redemption Fees: Each Fund has elected not to impose the redemption fee for:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans;
•	redemptions or exchanges in discretionary asset allocation, fee based or wrap programs ("wrap programs") that are initiated by the sponsor/financial advisor as part of a periodic rebalancing;
•	redemptions or exchanges in a fee based or wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan; or
•	involuntary redemptions, such as those resulting from a shareholder's failure to maintain a minimum investment in the Fund, or to pay shareholder fees; or other types of redemptions as the Adviser or the Trust may determine in special situations and approved by the Funds’ or the Adviser's Chief Compliance Officer.

When You Need Medallion Signature Guarantees: If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to a Fund with your signature guaranteed. A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers. You will need your signature guaranteed if:

•	you request a redemption to be made payable to a person not on record with the Funds;
•	you request that a redemption be mailed to an address other than that on record with the Funds;
•	the proceeds of a requested redemption exceed $50,000;
•	any redemption is transmitted by federal wire transfer to a bank other than the bank of record; or
•	your address was changed within 30 days of your redemption request.
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Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations). Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization. A notary public cannot guarantee signatures.

Retirement Plans: If you own an IRA or other retirement plan, you must indicate on your redemption request whether a Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Low Balances: If at any time your account balance in a Fund falls below $250, the Fund may notify you that, unless the account is brought up to at least $250 within 60 days’ of the notice; your account could be closed. After the notice period, a Fund may redeem all of your shares and close your account by sending you a check to the address of record. Your account will not be closed if the account balance drops below $250 due to a decline in NAV.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds discourage and does not accommodate market timing. Frequent trading into and out of each Fund can harm all Fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Funds’ are designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Trust’s Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Funds currently use several methods to reduce the risk of market timing. These methods include, but are not limited to:

  Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Funds’ Market Timing Trading Policy.
  Assessing a 2.00% redemption fee for shares sold less than 30 days after purchase.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Funds seek to make judgments and applications that are consistent with the interests of each Funds’ shareholders.

Based on the frequency of redemptions in your account, the adviser or transfer agent may in its sole discretion determine that your trading activity is detrimental to a Fund as described in the Funds’ Market Timing Trading Policy and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into a Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting future exchanges or redemptions out of a Fund.

The Funds reserve the right to reject or restrict purchase requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Funds nor the adviser will be liable for any losses resulting from rejected purchase orders. The adviser may also bar an investor who has violated these policies (and the investor’s financial advisor) from opening new accounts with the Funds.

Although the Funds attempt to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Funds will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Funds. While a Fund will encourage financial intermediaries to apply the Funds’ Market Timing Trading Policy to their customers who invest indirectly in the Funds, the Funds are limited in its ability to monitor the trading activity or enforce the Funds’ Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Funds may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Funds’ Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what

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might be market timing, the Funds may not be able to determine whether trading by customers of financial intermediaries is contrary to the Funds’ Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Funds have agreed to provide shareholder transaction information to the extent known to the broker to the Funds upon request. If the Funds or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Funds will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale or exchange of a Fund’s shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account). When you redeem your shares you may realize a taxable gain or loss. This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold. (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in a Fund.)

The Funds intend to distribute substantially all of its net investment income monthly and net capital gains annually in December. Both distributions will be reinvested in shares of the Funds unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from the Funds will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Funds will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold a percentage of any dividend, redemption or exchange proceeds. The Funds reserve the right to reject any application that does not include a certified social security or taxpayer identification number. If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending. The Funds are required to withhold taxes if a number is not delivered to the Funds within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice. You should consult your own tax advisors to determine the tax consequences of owning the Fund’s shares.

DISTRIBUTION OF SHARES

Distributor: Northern Lights Distributors, LLC, 17605 Wright Street, Omaha, Nebraska 68130, is the distributor for the shares of the Funds. Northern Lights Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Funds are offered on a continuous basis.

Distribution Fees: The Trust, on behalf of each Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Class C shares pursuant to Rule 12b-1 (each a “Plan” and collectively, the “Plans”), under Rule 12b-1, pursuant to which each Fund pays the Fund’s distributor an annual fee for distribution and shareholder servicing expenses of 0.40% of the Fund’s average daily net assets attributable to the Class A shares and 1.00% of the Fund’s average daily net assets attributable to the Class C shares. Class I shares are not subject to a Plan. Over time, fees paid under this distribution and service plan

26

will increase the cost of a Class A and Class C shareholder's investment and may cost more than other types of sales charges.

The Funds’ distributor and other entities are paid under the Plans for services provided and the expenses borne by the distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of a Fund’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid pursuant to the Plans to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

Additional Compensation to Financial Intermediaries: The Funds’ distributor, its affiliates, and the Funds’ adviser and its affiliates may, at their own expense and out of their own assets including their legitimate profits from Fund-related activities, provide additional cash payments to financial intermediaries who sell shares of the Funds or assist in the marketing of the Funds. Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments may be in addition to the Rule 12b-1 fees and any sales charges that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Funds on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The distributor may, from time to time, provide promotional incentives to certain investment firms. Such incentives may, at the distributor’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional compensation.

Householding: To reduce expenses, the Funds mail only one copy of a Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at 1-877-940-2526 on days the Funds are open for business or contact your financial institution. The Funds will begin sending you individual copies thirty days after receiving your request.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).This information has been derived from the financial statements audited by the Funds’ Independent Registered Public Accounting Firm, Cohen & Company, Ltd., whose report, along with the Funds’ financial statements, are included in the Funds’ September 30, 2016, annual report, which is available at no charge upon request.

27

RESQ Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the	For the		For the
	Year Ended	Year Ended		Period Ended
	September 30, 2016	September 30, 2015		September 30, 2014 (1)
Net asset value, beginning of period	$9.60	$10.39		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.02)	0.11		0.05
Net realized and unrealized gain (loss) on investments	(0.20)	(0.39)		0.43
Total from investment operations	(0.22)	(0.28)		0.48
Paid-in-capital from redemption fees (2,3)	0.00	0.00		0.00
Less distributions from:
Net investment income	—	(0.14)		(0.09)
Net realized gains	—	(0.37)		—
Return of capital	(0.01)	(0.00	) (3)	—
Total distributions	(0.01)	(0.51)		(0.09)
Net asset value, end of period	$9.37	$9.60		$10.39
Total return (4)	(2.32)%	(2.94)%		4.76	% (5)
Net assets, at end of period (000s)	$40,721	$42,740		$40,633
Ratio of gross expenses to average net assets (7)	2.52%	2.62%		2.81	% (6)
Ratio of net expenses to average net assets (7)	2.35%	2.35%		2.35	% (6)
Ratio of net investment income (loss) before waiver to average net assets (8)	(0.39)%	0.86%		0.19	% (6)
Ratio of net investment income (loss) to average net assets (8)	(0.23)%	1.13%		0.65	% (6)
Portfolio Turnover Rate	1013%	617%		325	% (5)

(1)	The RESQ Strategic Income Fund’s Class A shares commenced operations on December 20, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

28

RESQ Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the	For the
	Year Ended	Period Ended
	September 30, 2016	September 30, 2015 (1)
Net asset value, beginning of period	$9.57	$10.41
Activity from investment operations:
Net investment loss (2)	(0.08)	(0.08)
Net realized and unrealized loss on investments	(0.21)	(0.26)
Total from investment operations	(0.29)	(0.34)
Paid-in-capital from redemption fees (2,3)	0.00	0.00
Less distributions from:
Net investment income	—	(0.13)
Net realized gains	—	(0.37)
Return of capital	—	(0.00	) (3)
Total distributions	—	(0.50)
Net asset value, end of period	$9.28	$9.57
Total return (4)	(3.03)%	(3.52	)% (5)
Net assets, at end of period (000s)	$185	$1,122
Ratio of gross expenses to average net assets (7)	3.12%	3.22	% (6)
Ratio of net expenses to average net assets (7)	2.95%	2.95	% (6)
Ratio of net investment loss before waiver to average net assets (8)	(0.94)%	(1.05	)% (6)
Ratio of net investment loss to average net assets (8)	(0.78)%	(0.78	)% (6)
Portfolio Turnover Rate	1013%	617	% (5)

(1)	The RESQ Strategic Income Fund’s Class C shares commenced operations on October 17, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

29

RESQ Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the	For the		For the
	Year Ended	Year Ended		Period Ended
	September 30, 2016	September 30, 2015		September 30, 2014 (1)
Net asset value, beginning of period	$9.60	$10.38		$10.00
Activity from investment operations:
Net investment income (2)	0.01	0.09		0.13
Net realized and unrealized gain (loss) on investments	(0.20)	(0.33)		0.36
Total from investment operations	(0.19)	(0.24)		0.49
Paid-in-capital from redemption fees (2)	0.00 (3)	0.00	(3)	—
Less distributions from:
Net investment income	—	(0.17)		(0.11)
Net realized gains	—	(0.37)		—
Return of capital	(0.02)	(0.00	) (3)	—
Total distributions	(0.02)	(0.54)		(0.11)
Net asset value, end of period	$9.39	$9.60		$10.38
Total return (4)	(1.98)%	(2.51)%		4.94	% (5)
Net assets, at end of period (000s)	$1,674	$3,429		$821
Ratio of gross expenses to average net assets (7)	2.12%	2.22%		2.41	% (6)
Ratio of net expenses to average net assets (7)	1.95%	1.95%		1.95	% (6)
Ratio of net investment income before waiver to average net assets (8)	(0.01)%	0.66%		1.19	% (6)
Ratio of net investment income to average net assets (8)	0.16%	0.93%		1.65	% (6)
Portfolio Turnover Rate	1013%	617%		325	% (5)

(1)	The RESQ Strategic Income Fund’s Class I shares commenced operations on December 20, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

30

RESQ Dynamic Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the		For the	For the
	Year Ended		Year Ended	Period Ended
	September 30, 2016		September 30, 2015	September 30, 2014 (1)
Net asset value, beginning of period	$8.66		$10.41	$10.00
Activity from investment operations:
Net investment loss (2)	(0.12)		(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.12	) (9)	(1.10)	0.45
Total from investment operations	(0.24)		(1.14)	0.41
Paid-in-capital from redemption fees (2,3)	0.00		0.00	0.00
Less distributions from:
Net investment income	—		—	(0.00	) (3)
Net realized gains	—		(0.61)	—
Total distributions	—		(0.61)	(0.00	) (3)
Net asset value, end of period	$8.42		$8.66	$10.41
Total return (4)	(2.77)%		(11.79)%	4.11	% (5)
Net assets, at end of period (000s)	$41,222		$42,137	$44,121
Ratio of gross expenses to average net assets (7)	2.52%		2.60%	2.76	% (6)
Ratio of net expenses to average net assets (7)	2.35%		2.35%	2.35	% (6)
Ratio of net investment loss before waiver to average net assets (8)	(1.61)%		(0.60)%	(0.95	)% (6)
Ratio of net investment loss to average net assets (8)	(1.44)%		(0.35)%	(0.54	)% (6)
Portfolio Turnover Rate	907%		683%	376	% (5)

(1)	The RESQ Dynamic Allocation Fund Class A shares commenced operations on December 20, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

31

RESQ Dynamic Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the		For the
	Year Ended		Period Ended
	September 30, 2016		September 30, 2015 (1)
Net asset value, beginning of period	$8.63		$10.15
Activity from investment operations:
Net investment loss (2)	(0.17)		(0.09)
Net realized and unrealized loss on investments	(0.13	) (9)	(0.82)
Total from investment operations	(0.30)		(0.91)
Paid-in-capital from redemption fees (2,3)	0.00		0.00
Less distributions from:
Net realized gains	—		(0.61)
Total distributions	—		(0.61)
Net asset value, end of period	$8.33		$8.63
Total return (4)	(3.48)%		(9.84	)% (5)
Net assets, at end of period (000s)	$672		$1,728
Ratio of gross expenses to average net assets (7)	3.12%		3.20	% (6)
Ratio of net expenses to average net assets (7)	2.95%		2.95	% (6)
Ratio of net investment loss before waiver to average net assets (8)	(2.19)%		(1.19	)% (6)
Ratio of net investment loss to average net assets (8)	(2.03)%		(0.94	)% (6)
Portfolio Turnover Rate	907%		683	% (5)

(1)	The RESQ Dynamic Allocation Fund Class C shares commenced operations on October 17, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

32

RESQ Dynamic Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the		For the		For the
	Year Ended		Year Ended		Period Ended
	September 30, 2016		September 30, 2015		September 30, 2014 (1)
Net asset value, beginning of period	$8.72		$10.45		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.09)		0.00	(3)	0.00	(3)
Net realized and unrealized gain (loss) on investments	(0.12	) (9)	(1.12)		0.46
Total from investment operations	(0.21)		(1.12)		0.46
Paid-in-capital from redemption fees (2)	0.00	(3)	0.00	(3)	—
Less distributions from:
Net investment income	—		—		(0.01)
Net realized gains	—		(0.61)		—
Total distributions	—		(0.61)		(0.01)
Net asset value, end of period	$8.51		$8.72		$10.45
Total return (4)	(2.41)%		(11.54)%		4.58	% (5)
Net assets, at end of period (000s)	$3,004		$5,823		$1,582
Ratio of gross expenses to average net assets (7)	2.12%		2.20	% (8)	2.36	% (6)
Ratio of net expenses to average net assets (7)	1.95%		1.95%		1.95	% (6)
Ratio of net investment loss before waiver to average net assets (8)	(1.24)%		(0.25)%		(0.35	)% (6)
Ratio of net investment income (loss) to average net assets (8)	(1.06)%		0.00%		0.06	% (6)
Portfolio Turnover Rate	907%		683%		376	% (5)

(1)	The RESQ Dynamic Allocation Fund Class I shares commenced operations on December 20, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

33

Rev. February 2014

PRIVACY NOTICE
FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include: · Social Security number · Purchase History · Assets · Account Balances · Retirement Assets · Account Transactions · Transaction History · Wire Transfer Instructions · Checking Account Information When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call (402) 493-4603

34

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

  Open an account
  Provide account information
  Give us your contact information
  Make deposits or withdrawals from your account
  Make a wire transfer
  Tell us where to send the money
  Tells us who receives the money
  Show your government-issued ID
  Show your driver's license

We also collect your personal information from other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

•         Sharing for affiliates' everyday business purposes – information about your creditworthiness

•         Affiliates from using your information to market to you

•         Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies • Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust III doesn’t jointly market.
35

RESQ Strategic Income Fund

RESQ Dynamic Allocation Fund

Adviser	RESQ Investment Partners, LLC 9383 E. Bahia Drive, Suite 120 Scottsdale, AZ 85260	Distributor	Northern Lights Distributors, LLC 17605 Wright Street Omaha, NE 68130
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 1350 Euclid Ave., Suite 800 Cleveland, OH 44115	Legal Counsel	Thompson Hine, LLP 41 South Street, Suite 1700 Columbus, OH 43215
Custodian	MUFG Union Bank, N.A. 350 California Street, Suite 2, San Francisco, CA 94104	Transfer Agent	Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

Additional information about the Funds is included in the Funds’ Statement of Additional Information dated February 1, 2017. The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Funds’ policies and management. Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports to Shareholders. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year or fiscal period.

To obtain a free copy of the SAI and the Annual and Semi-Annual Reports to Shareholders, or other information about the Funds, or to make shareholder inquiries about the Funds, please call 1-877-940-2526 or visit www.RESQFunds.com. You may also write to:

RESQ Strategic Income Fund

RESQ Dynamic Allocation Fund

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, Nebraska 68130

You may review and obtain copies of the Funds’ information at the SEC Public Reference Room in Washington, D.C. Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File # 811-22655

RESQ Strategic Income Fund

Class A Shares (RQIAX)

Class I Shares (RQIIX)

Class C Shares (RQICX)

RESQ Dynamic Allocation Fund

Class A Shares (RQEAX)

Class I Shares (RQEIX)

Class C Shares (RQECX)

each a series of Northern Lights Fund Trust III

STATEMENT OF ADDITIONAL INFORMATION

February 1, 2017

This Statement of Additional Information ("SAI") is not a Prospectus and should be read in conjunction with the Prospectus of the RESQ Strategic Income Fund and RESQ Dynamic Allocation Fund (each a "Fund") dated February 1, 2017, which is incorporated by reference into this SAI (i.e., legally made a part of this SAI). Copies may be obtained without charge by contacting the Funds’ Transfer Agent, Gemini Fund Services, LLC, 17605 Wright Street, Suite 2, Omaha, NE 68130 or by calling 1-877-940-2526. You may also obtain a prospectus by visiting the Funds’ website at www.RESQFunds.com.

TABLE OF CONTENTS

THE FUND	1
INVESTMENTS AND RISKS	2
PORTFOLIO TURNOVER	22
INVESTMENT RESTRICTIONS	22
INVESTMENT ADVISER	24
PORTFOLIO MANAGERS	25
ALLOCATION OF BROKERAGE	27
POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS	28
OTHER SERVICE PROVIDERS	29
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	32
LEGAL COUNSEL	32
DISTRIBUTOR	32
DESCRIPTION OF SHARES	34
CODE OF ETHICS	35
PROXY VOTING POLICIES	35
PURCHASE, REDEMPTION AND PRICING OF FUND SHARES	36
TAX STATUS	38
ANTI-MONEY LAUNDERING PROGRAM	44
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	44
MANAGEMENT	47
FINANCIAL STATEMENTS	53
APPENDIX A – PROXY VOTING POLICIES AND PROCEDURES	54

THE FUND

The Funds are diversified series of Northern Lights Fund Trust III, a Delaware statutory trust organized on December 5, 2011 (the "Trust"). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the "Board" or "Trustees").

The Funds may issue an unlimited number of shares of beneficial interest. All shares of the Funds have equal rights and privileges. Each share of the Funds are entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of the Funds are entitled to participate equally with other shares, on a class-specific basis, (i) in dividends and distributions declared by the Funds and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Funds are fully paid, non-assessable and fully transferable and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

RESQ Investment Partners, LLC (the "Adviser") is the Funds’ investment adviser. Each Fund’s investment objectives, restrictions and policies are more fully described here and in the Prospectus. The Board may start other series and offer shares of a new fund under the Trust at any time.

The Funds offers three classes of shares: Class A shares, Class I and Class C shares. Each share class represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (i) each class of shares may be subject to different (or no) sales loads; (ii) each class of shares may bear different (or no) distribution fees; (iii) each class of shares may have different shareholder features, such as minimum investment amounts; (iv) certain other class-specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees paid by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses paid as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares and (v) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of the Funds into additional classes of shares at a future date.

Under the Trust's Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations promulgated thereunder. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.

1

INVESTMENTS AND RISKS

The investment objective of the Funds and the descriptions of the Funds’ principal investment strategies are set forth under "Investment Objective, Principal Investment Strategies, Related Risks" in the Prospectus. Each Fund’s investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Trust.

The following pages contain more detailed information about the types of instruments in which the Funds may invest, strategies the Adviser may employ in pursuit of the Funds’ investment objective and a summary of related risks.

Equity Securities

Equity securities in which the Funds invests include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred Stock

The Funds may invest in preferred stock with no minimum credit rating. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth.

Fixed Income/Debt/Bond Securities

Yields on fixed income securities are dependent on a variety of factors, including the general conditions of the money market and other fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. An investment in the Funds will be

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subjected to risk even if all fixed income securities in the Funds’ portfolio are paid in full at maturity. All fixed income securities, including U.S. Government securities, can change in value when there is a change in interest rates or the issuer's actual or perceived creditworthiness or ability to meet its obligations.

There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates produces a decrease in market value. The longer the remaining maturity (and duration) of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. Obligations of issuers of fixed income securities (including municipal securities) are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Reform Act of 1978. In addition, the obligations of municipal issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. The possibility exists, therefore, that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

The corporate debt securities in which the Funds may invest include corporate bonds and notes and short-term investments such as commercial paper and variable rate demand notes. Commercial paper (short-term promissory notes) is issued by companies to finance their or their affiliate's current obligations and is frequently unsecured. Variable and floating rate demand notes are unsecured obligations typically redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to a direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

The Funds may invest in debt securities, including non-investment grade debt securities. The following describes some of the risks associated with fixed income debt securities:

Interest Rate Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

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Credit Risk. Fixed income securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Extension Risk. The Funds are subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Funds (such as mortgage-backed securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment Risk. Certain types of debt securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities may include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Securities subject to prepayment are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Funds.

At times, some of the mortgage-backed securities in which the Funds may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses in securities purchased at a premium, as unscheduled prepayments, which are made at par, will cause the Funds to experience a loss equal to any unamortized premium.

Certificates of Deposit and Bankers' Acceptances

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

The Funds may invest in insured bank obligations. The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of federally insured banks and savings and loan associations (collectively referred to as "banks") up to $250,000. The Funds may purchase bank obligations that are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

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Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Time Deposits and Variable Rate Notes

The Funds may invest in fixed time deposits, whether or not subject to withdrawal penalties. The commercial paper obligations, which the Funds may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a "Master Note") permit the Funds to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Funds as Lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Funds has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Funds and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Funds’ advisor will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to the Funds’ investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

Commercial Paper

The Funds may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. It may be secured by letters of credit, a surety bond or other forms of collateral. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investment in commercial paper is subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk. Commercial paper may become illiquid or may suffer from reduced liquidity in certain circumstances. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline. The short-term nature of a commercial paper investment makes it less susceptible to interest rate risk than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligation.

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Repurchase Agreements

The Funds may enter into repurchase agreements. In a repurchase agreement, an investor (such as the Funds) purchases a security (known as the "underlying security") from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Adviser. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Funds, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Funds on repurchase. In either case, the income to the Funds generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be "fully collateralized," in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Funds to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Funds could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Funds are seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

High Yield Securities

The Funds may invest in high yield securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody's). Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds," "below investment grade bonds," and "junk bonds." These securities are considered to be high-risk investments. The risks include the following:

Greater Risk of Loss. These securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, the Funds would experience a decrease in income and a decline in the market value of its investments.

Sensitivity to Interest Rate and Economic Changes. The income and market value of lower-rated securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. For example, in 2000, 2001 and 2002, the default rate for high yield securities was significantly higher than in the prior or subsequent years.

Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer's financial condition deteriorates, accurate financial and business information

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may be limited or unavailable. In addition, the lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

Liquidity. There may be no established secondary or public market for investments in lower rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, the Funds may be required to sell investments at substantial losses or retain them indefinitely when an issuer's financial condition is deteriorating.

Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

New Legislation. Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980's, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on the Funds’ investments in lower rated securities.

High yield, high risk investments may include the following:

Straight fixed-income debt securities. These include bonds and other debt obligations that bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

Zero-fixed-coupon debt securities. These are zero-coupon debt securities that convert on a specified date to interest-bearing debt securities.

Pay-in-kind bonds. These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. These are bonds sold without registration under the Securities Act of 1933, as amended ("1933 Act"), usually to a relatively small number of institutional investors.

Convertible Securities. These are bonds or preferred stock that may be converted to common stock.

Preferred Stock. These are stocks that generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation.

Loan Participations and Assignments. These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less developed countries ("LDCs").

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Securities issued in connection with Reorganizations and Corporate Restructurings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. The Fund may hold such common stock and other securities even if it does not invest in such securities.

Municipal Government Obligations

In general, municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes. Certain types of municipal obligations are issued in whole or in part to obtain funding for privately operated facilities or projects. Municipal obligations include general obligation bonds, revenue bonds, industrial development bonds, notes and municipal lease obligations. Municipal obligations also include additional obligations, the interest on which is exempt from federal income tax, that may become available in the future as long as the Board of the Funds determines that an investment in any such type of obligation is consistent with the Funds’ investment objectives. Municipal obligations may be fully or partially backed by local government, the credit of a private issuer, current or anticipated revenues from a specific project or specific assets or domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.

Bonds and Notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes and similar instruments.

Municipal Lease Obligations. Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment and facilities, such as vehicles, telecommunications and computer equipment and other capital assets. The Funds may invest in Underlying Funds that purchase these lease obligations directly, or it may purchase participation interests in such lease obligations (See "Participation Interests" section). States have different requirements for issuing municipal debt and issuing municipal leases. Municipal leases are generally subject to greater risks than general obligation or revenue bonds because they usually contain a "non-appropriation" clause, which provides that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Such non-appropriation clauses are required to avoid the municipal lease obligations from being treated as debt for state debt restriction purposes. Accordingly, such obligations are subject to "non-appropriation" risk. Municipal leases may be secured by the underlying capital asset and it may be difficult to dispose of any such asset in the event of non-appropriation or other default.

Exchange-Traded Notes (“ETNs”)

The Funds may invest in ETNs, which are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal

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trading hours; however, investors also can hold ETNs until they mature. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day‘s market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer‘s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN also may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer‘s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Funds invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. A decision by the Funds to sell ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing, and there can be no assurance that a secondary market will exist for an ETN.

ETNs also are subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how the Funds characterizes and treats ETNs for tax purposes.

An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. The market value of ETNs may differ from their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN trades at a premium or discount to its market benchmark or strategy.

United States Government Obligations

These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis. The Funds may also invest in Treasury Inflation-Protected Securities (TIPS). TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation. The values of the TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (CPI). If the CPI goes up by half a percent, the value of the bond (the TIPS) would also go up by half a percent. If the CPI falls, the value of the bond does not fall because the government guarantees that the original investment will stay the same. TIPS decline in value when real interest rates rise. However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

United States Government Agency Obligations

These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association ("GNMA"), Farmer's Home Administration, Export-Import Bank of the

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United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation ("FHLMC"), the Farm Credit Banks, the Federal National Mortgage Association ("FNMA"), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., GNMA mortgage-backed securities); (iii) supported by the issuing agency's or instrumentality's right to borrow from the United States Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., Tennessee Valley Association). On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the "FHFA") announced that FNMA and FHLMC had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both FNMA and FHLMC to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of FNMA and FHLMC.

Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PC's"), which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

Securities of Other Investment Companies

Each Fund’s investments in Exchange Traded Funds ("ETFs"), mutual funds and closed-end funds involve certain additional expenses and certain tax results, which would not be present in a direct investment in the underlying fund. Generally, the Funds will not purchase securities of another

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investment company if, as a result: (i) more than 10% of the Funds’ total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the Funds, or (iii) more than 5% of the Funds’ total assets would be invested in any one such investment company. However, many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the particular ETF and the investing fund. A Fund may rely on these exemptive orders to invest in unaffiliated ETFs. In the alternative, the Funds intends to rely on Rule 12d1-3, which allows unaffiliated mutual funds and ETFs to exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired fund) does not exceed the limits on sales loads established by FINRA for funds of funds. In addition to ETFs, the Funds may invest in other investment companies such as open-end mutual funds or exchange-traded closed-end funds, within the limitations described above.

Closed-End Investment Companies

The Funds may invest its assets in "closed-end" investment companies (or "closed-end funds"), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Funds), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Funds generally will purchase shares of closed-end funds only in the secondary market. The Funds will incur normal brokerage costs on such purchases similar to the expenses the Funds would incur for the purchase of securities of any other type of issuer in the secondary market. The Funds may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Funds purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share, which is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Funds may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Funds will ever decrease. In fact, it is possible that

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this market discount may increase and the Funds may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Funds’ shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Funds at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Funds.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. Each Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Open-End Investment Companies

The Funds and any "affiliated persons," as defined by the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding securities of any underlying fund.  Accordingly, when affiliated persons hold shares of any of the underlying fund, the Funds’ ability to invest fully in shares of those funds is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first preference.  The 1940 Act also provides that an underlying fund whose shares are purchased by the Funds when relying on certain exemptions to limitations on investments in other investment companies will be obligated to redeem shares held by the Funds only in an amount up to 1% of the underlying fund's outstanding securities during any period of less than 30 days. Therefore, shares held by the Funds when relying on certain exemptions to limitations on investments in other investment companies under the 1940 Act in excess of 1% of an underlying fund's outstanding securities will be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of the Funds’ total assets.

Under certain circumstances, an underlying fund may determine to make payment of a redemption by the Funds wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the Securities and Exchange Commission ("SEC"). In such cases, the Funds may hold securities distributed by an underlying fund until the Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers of the underlying fund(s) are made independently of the Funds and its Adviser. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result would be an indirect expense to the Funds without accomplishing any investment purpose.

Foreign Securities

General. The Funds may invest in foreign securities and exchange traded funds ("ETFs") and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision

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and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Funds by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Funds held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent the Funds’ currency exchange transactions do not fully protect the Funds against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Funds will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Funds’ assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Funds invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Funds’ assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Securities Options

The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100®. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the Chicago Board

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Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange and the Philadelphia Stock Exchange.

Each Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Funds’ execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Funds will have paid a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Certain Risks Regarding Options.

There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Funds of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a

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market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Funds. Inasmuch as the Funds’ securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Funds bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Funds’ securities that would result in a loss on both such securities and the options on stock indices acquired by the Funds.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Funds in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Funds are unable to close out a call option on securities that it has written before the option is exercised, the Funds may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Funds are unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions.

Transactions using options (other than options that the Funds has purchased) expose the Funds to an obligation to another party. The Funds will not enter into any such transactions unless it owns either (i) an offsetting ("covered") position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. The Funds will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Funds’ custodian in the prescribed amount. Under current SEC guidelines, the Funds will segregate assets to cover transactions in which the Funds writes or sells options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Funds’ assets to cover or segregated accounts could impede portfolio management or the Funds’ ability to meet redemption requests or other current obligations.

Options on Futures Contracts

The Funds may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon

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exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Dealer Options

The Funds may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Funds might look to a clearing corporation to exercise exchange-traded options, if the Funds were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Funds as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Funds may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Funds writes a dealer option, it may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Funds originally wrote the option. While the Funds will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Funds, there can be no assurance that the Funds will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Funds, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Funds may be unable to liquidate a dealer option. With respect to options written by the Funds, the inability to enter into a closing transaction may result in material losses to the Funds. For example, because the Funds must maintain a secured position with respect to any call option on a security it writes, the Funds may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Funds’ ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities. The Funds may treat the cover used for written dealer options as liquid if the dealer agrees that the Funds may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Funds will treat dealer options as subject to the Funds’ limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Funds will change its treatment of such instruments accordingly.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to

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buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the Funds purchases or sells a security, no price would be paid or received by the Funds upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Funds’ open positions in futures contracts, the Funds would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Funds.

These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Funds expects to earn interest income on its margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Funds realizes a gain; if it is more, the Funds realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Funds realizes a gain; if it is less, the Funds realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Funds will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Funds are not able to enter into an offsetting transaction, the Funds will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

Swap Agreements

The Funds may enter into swap agreements for purposes of attempting to gain exposure to equity, debt, commodities or other asset markets without actually purchasing those assets, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors

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for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Funds’ current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, the Funds’ risk of loss consists of the net amount of payments that the Funds are contractually entitled to receive, if any.

The net amount of the excess, if any, of the Funds’ obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian. The Funds will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Funds’ investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Funds’ illiquid investment limitations. The Funds will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. The Funds bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party.

The Funds may enter into a swap agreement in circumstances where the Adviser believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index. The counter-party to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Funds the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. The Funds will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Funds on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Funds on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market.

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Regulation as a Commodity Pool Operator

The Trust, on behalf of the Funds, will file with the National Futures Association, a notice claiming an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, as amended (“CEA”), and the rules of the Commodity Futures Trading Commission (“CFTC”) promulgated thereunder, with respect to the Funds' operations.  Accordingly, the Funds will not be subject to registration or regulation as a commodity pool operator.

When-Issued, Forward Commitments and Delayed Settlements

The Funds may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Custodian (as defined under the section entitled "Custodian") will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Funds may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Funds’ commitment. It may be expected that the Funds’ net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Funds will segregate liquid assets to satisfy its purchase commitments in the manner described, the Funds’ liquidity and the ability of the Adviser to manage them may be affected in the event the Funds’ forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Funds will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Funds may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Funds on the settlement date. In these cases, the Funds may realize a taxable capital gain or loss. When the Funds engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Funds incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Funds starting on the day the Funds agrees to purchase the securities. The Funds do not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Illiquid and Restricted Securities

The Funds may invest up to 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act")) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased

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directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Funds might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Funds might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the Financial Industry Regulatory Authority, Inc. ("FINRA").

Under guidelines adopted by the Trust's Board, the Adviser may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two National Statistical Rating Organizations ("NRSROs") or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of the Funds’ assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Lending Portfolio Securities

For the purpose of achieving income, the Funds may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers' acceptances

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or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Funds may at any time call the loan and obtain the return of securities loaned, (3) the Funds will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Funds.

Short Sales

“Short Sales Against The Box. The Funds may engage in short sales against the box. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. The Funds may engage in a short sale if at the time of the short sale a Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale “against the box.” It may be entered into by the Funds to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. If the Funds engage in a short sale, the collateral for the short position will be segregated in an account with the Funds’ custodian or qualified sub-custodian. No more than 10% of the Fund’s net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

A Fund may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by a Fund (or a security convertible or exchangeable for such security). In such case, any future losses in a Fund’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Funds will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

If a Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Funds closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Fund may effect short sales.

Short Sales (excluding Short Sales “Against the Box”). The Funds may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities.

To deliver the securities to the buyer, the Funds must arrange through a broker to borrow the securities and, in so doing, the Funds become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. A Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest a Fund is required to pay in connection with a short sale.

The Funds’ obligation to replace the securities borrowed in connection with a short sale will be secured by cash or liquid securities deposited as collateral with the broker. In addition, the Funds will

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place in a segregated account with its custodian or a qualified sub-custodian an amount of cash or liquid securities equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short and (ii) any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, a Fund will maintain the segregated account daily at a level so that (a) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short and (b) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short.”

PORTFOLIO TURNOVER

The Funds may sell a portfolio investment soon after its acquisition if the Adviser believes that such a disposition is consistent with attaining the investment objective of the Funds. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover (over 100%) may involve correspondingly greater transaction costs, which must be borne directly by the Funds and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains. To the extent short-term capital gains are realized, distributions attributable to such gains will be deemed ordinary income for federal income tax purposes. During the fiscal year ended September 30, 2015, the RESQ Strategic Income Fund's and RESQ Dynamic Allocation Fund’s portfolio turnover rates were 617% and 683% of the average value of each portfolio, respectively.   During the fiscal year ended September 30, 2016, the RESQ Strategic Income Fund's and RESQ Dynamic Allocation Fund’s portfolio turnover rates were 1,013% and 907% of the average value of each portfolio, respectively.  The increase in portfolio turnover from the prior year was due to the volatile economic and political environment, which caused the Fund’s models to shorten the hold times of positions and resulted in many more trades than in the less volatile prior year.

INVESTMENT RESTRICTIONS

The Funds has adopted the following investment restrictions that may not be changed without approval by a "majority of the outstanding shares" of the Funds which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Funds represented at a meeting, if the holders of more than 50% of the outstanding shares of the Funds are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Funds. The Funds may not:

1.	Issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Funds, provided that the Funds’ engagement in such activities is consistent with or permitted by the 1940 Act, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff;

2.	Borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Funds; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Funds’ total assets at the time when the borrowing is made. This limitation does not preclude the Funds from entering into reverse repurchase transactions, provided that the Funds has an asset coverage of 300% for all borrowings and repurchase commitments of the Funds pursuant to reverse repurchase transactions;

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3.	Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Funds from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities, and except to the extent that the Funds may be deemed an underwriter under the Securities Act of 1933, by virtue of disposing of portfolio securities);

4.	Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts);

5.	Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities);

6.	Purchase or sell commodities (unless acquired as a result of ownership of securities or other investments or through commodity forward contracts, futures contracts or options), except that the Funds may purchase and sell forward and futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities; or

7.	Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, and (c) by loaning portfolio securities.

With respect to 75% of a Fund’s total assets, the Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or, to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, securities of other investment companies) if, as a result, (1) more than 5% of a Fund’s total assets would be invested in the securities of that issuer; or (2) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

The Funds observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Funds may not:

1.	Invest in any issuer for purposes of exercising control or management;

2.	Invest in securities of other investment companies except as permitted under the 1940 Act;

3.	Invest, in the aggregate, more than 15% of its net assets, measured at time of purchase, in securities with legal or contractual restrictions on resale, securities, which are not readily marketable and repurchase agreements with more than seven days to maturity; or

4.	Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Funds except as may be necessary in connection with borrowings described in limitation (2) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

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If a restriction on the Funds’ investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments, or change in average duration of the Funds’ investment portfolio, resulting from changes in the value of the Funds’ total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

INVESTMENT ADVISER

The Adviser. RESQ Investment Partners, LLC, 9383 E. Bahia Drive, Suite 120, Scottsdale, AZ 85260, serves as investment adviser to the Portfolio (the "Adviser"). The adviser was established in 2013 to manage the Funds. As of November 30, 2014, the Adviser only manages the Funds. As of September 30, 2016, the Adviser had approximately $87.9 million in assets under management. Subject to the supervision and direction of the Trustees, the Adviser manages the Funds’ securities and investments in accordance with the Funds’ stated investment objectives and policies, makes investment decisions and places orders to purchase and sell securities on behalf of the Funds. The fee paid to the Adviser is governed by an investment advisory agreement ("Advisory Agreement") between the Trust, on behalf of the Funds, and the Adviser.

Pursuant to an advisory agreement with the Trust, on behalf of the Funds and the adviser, the adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.45% of each Fund’s average daily net assets beginning February 1, 2016. From each Fund’s commencement date until January 31, 2016, the adviser received an annual advisory fee equal to 1.77%. The Advisory Agreement will continue in effect for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of the Funds. The Advisory Agreement may be terminated without penalty on no more than 60 days’ written notice by a vote of a majority of the Trustees or the Adviser, or by holders of a majority of that Trust's outstanding shares. The Advisory Agreement shall terminate automatically in the event of its assignment.

The Adviser has contractually agreed to waive its fees and reimburse expenses of the Funds, at least until January 31, 2018 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser))) will not exceed 2.35% of the average daily net assets attributable to Class A shares, 1.95% of the average daily net assets attributable to Class I shares and 2.95% of the average daily net assets attributable to Class C shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three-year basis (within the three fiscal years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated

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only by the Trust’s Board of Trustees, on 60 days’ written notice to the Adviser. Fee waiver and reimbursement arrangements can decrease a Fund's expenses and boost its performance.

The table below provides information about the advisory fees paid to the Adviser by each Fund for the fiscal year ended September 30, 2014.

September 30, 2014
Fund	Management Fee	Fees Earned by the Adviser	Advisory Fees Waived	Net Fees Earned by the Adviser	Expenses Reimbursed
RESQ Strategic Income Fund	1.77%	$464,070	$119,957	$344,113	-
RESQ Dynamic Allocation Fund	1.77%	$501,635	$116,549	$385,086	-

The table below provides information about the advisory fees paid to the Adviser by each Fund for the fiscal year ended September 30, 2015.

September 30, 2015
Fund	Management Fee	Fees Earned by the Adviser	Advisory Fees Waived	Net Fees Earned by the Adviser	Expenses Reimbursed
RESQ Strategic Income Fund	1.77%	$907,486	$141,470	$766,016	-
RESQ Dynamic Allocation Fund	1.77%	$929,252	$135,255	$793,997	-

The table below provides information about the advisory fees paid to the Adviser by each Fund for the fiscal year ended September 30, 2016.

September 30, 2016
Fund	Management Fee	Fees Earned by the Adviser	Advisory Fees Waived	Net Fees Earned by the Adviser	Expenses Reimbursed
RESQ Strategic Income Fund	1.45%	$699,867	$56,839	$643,028	-
RESQ Dynamic Allocation Fund	1.45%	$718,421	$62,130	$656,291	-

PORTFOLIO MANAGERS

Portfolio Managers. As described in the Prospectus, the Portfolio Managers listed below are responsible for the management of the Funds and, as of September 30, 2016, the other accounts set forth in the following tables.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Todd M. Foster	1	$851,000,000	None	$0	None	$0
Bryan M. Lee	1	$851,000,000	None	$0	None	$0
John W. Greer	1	$851,000,000	None	$0	None	$0

Of the accounts above, the following are subject to performance-based fees.

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	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Todd M. Foster	None	$0	None	$0	None	$0
Bryan M. Lee	None	$0	None	$0	None	$0
John W. Greer	None	$0	None	$0	None	$0

Conflicts of Interest.

In general, when a Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from the Funds, or it could receive a performance-based fee on certain accounts. The procedures to address conflicts of interest, if any, are described below.

The Adviser attempts to avoid conflicts of interest that may arise as a result of the management of multiple client accounts. From time to time, the Adviser may recommend or cause a client to invest in a security in which another client of the Adviser has an ownership position. The Adviser has adopted certain procedures intended to treat all client accounts in a fair and equitable manner. To the extent that the Adviser seeks to purchase or sell the same security for multiple client accounts, the Adviser may aggregate, or bunch, these orders where it deems this to be appropriate and consistent with applicable regulatory requirements. When a bunched order is filled in its entirety, each participating client account will participate at the average share prices for the bunched order. When a bunched order is only partially filled, the securities purchased will be allocated on a pro-rata basis to each account participating in the bunched order based upon the initial amount requested for the account, subject to certain exceptions. Each participating account will receive the average share price for the bunched order on the same business day. In the event a single block transaction cannot be affected across all custodial platforms, a trade rotation policy shall be implemented to ensure fairness of execution. The trade rotation policy sequences each directed client that was not aggregated into the block order onto a rotating list defining the timing of order releases. The list is made up of all such directed accounts along with the block order. For purposes of speed, all directed clients who share a particular broker are assumed to be a single block on the trade rotation schedule. The execution of trades is rotated among the block order and the directed clients. If a trade for a particular rotation is not completed during the trading day, any remaining portion of the trade will be completed on the following day(s) before any trade in the same security may be initiated for the next rotation. After the trades have been completed, the schedule is moved up in order and the next broker is put first on the list for the next implementation of trades.

Compensation.

For services as Portfolio Manager to the Funds, Mr. Foster, Mr. Lee and Mr. Greer are each compensated through a combination of base salary and discretionary bonus.

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Ownership of Securities.

The following table shows the dollar range of equity securities of each Fund beneficially owned by each portfolio manager as of September 30, 2016:

Portfolio Manager	Dollar Range of Shares Beneficially Owned
	Strategic Income Fund	Dynamic Allocation Fund
Todd M. Foster	$50,001-$100,000	$10,001-$50,000
Bryan M. Lee	$1-$10,000	$1-$10,000
John W. Greer	$1-$10,000	$10,001-$50,000

ALLOCATION OF BROKERAGE

Specific decisions to purchase or sell securities for the Funds are made by the Portfolio Managers who are employees of the Adviser. Generally, the Adviser is authorized by the Trustees to allocate the orders placed by it on behalf of the Funds to brokers or dealers who may, but need not, provide research or statistical material or other services to the Funds or the Adviser for the Funds’ use. Such allocation is to be in such amounts and proportions as the Adviser may determine.

In selecting a broker or dealer to execute each particular transaction, the Adviser will generally take the following into consideration:

  the best net price available;
  the reliability, integrity and financial condition of the broker or dealer;
  the size of and difficulty in executing the order; and
  the value of the expected contribution of the broker or dealer to the investment performance of the Funds on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of the Funds may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage and research services provided to the Funds. In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Funds, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Funds.

The table below provides information about the broker commissions paid by each Fund for the fiscal years or periods shown:

Fund	Commissions Paid for fiscal period ended September 30, 2014	Commissions Paid for fiscal year ended September 30, 2015	Commissions Paid for fiscal year ended September 30, 2016
RESQ Strategic Income Fund	$11,405	$86,162	$166,641
RESQ Dynamic Allocation Fund	$33,355	$93,565	$94,635

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POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies and procedures that govern the disclosure of the Fund's portfolio holdings. These policies and procedures are designed to ensure that such disclosure is in the best interests of Fund shareholders.

It is the Trust's policy to: (1) ensure that any disclosure of portfolio holdings information is in the best interest of Trust shareholders; (2) protect the confidentiality of portfolio holdings information; (3) have procedures in place to guard against personal trading based on the information; and (4) ensure that the disclosure of portfolio holdings information does not create conflicts between the interests of the Trust's shareholders and those of the Trust's affiliates.

The Funds’ portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the Fund’s website. The Funds disclose their portfolio holdings by mailing the annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and semi-annual period. In addition, the Funds disclose their portfolio holdings reports on Forms N-CSR and Form N-Q two months after the end of each quarter/semi-annual period.

The Funds’ portfolio holdings as of the end of each calendar quarter are also posted on the Funds’ website, www.RESQFunds.com within thirty days after the month-end. This posted information generally remains accessible for thirty days, until the Fund posts the information for the next calendar month to the Funds’ website. Monthly holdings are available five days after the month-end by request by calling the Funds at 1-877-940-2526.

The Funds may choose to make portfolio holdings information available to rating agencies such as Lipper, Morningstar or Bloomberg earlier and more frequently on a confidential basis.

Under limited circumstances, as described below, the Funds’ portfolio holdings may be disclosed to, or known by, certain third parties before being posted on the Funds’ website. In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.

Adviser. Personnel of the Adviser, including personnel responsible for managing the Funds’ portfolio, may have full daily access to Fund portfolio holdings since that information is necessary in order for them to provide management, administrative, and investment services to the Funds. As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers.

Gemini Fund Services, LLC. Gemini Fund Services, LLC is the transfer agent, fund accountant, administrator and custody administrator for the Funds; therefore, its personnel have full daily access to the Funds’ portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

MUFG Union Bank, N.A. MUFG Union Bank, N.A. is the custodian for the Funds; therefore, its personnel have full daily access to the Funds’ portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

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Cohen & Company, Ltd. Cohen & Company, Ltd. is the Funds’ independent registered public accounting firm; therefore, its personnel have access to the Funds’ portfolio holdings in connection with auditing of the Funds’ annual financial statements, providing tax services and review of other SEC filings.

Counsel to the Trust and Counsel to the Independent Trustees. Counsel to the Trust, Counsel to the Independent Trustees and their respective personnel have access to the Fund's portfolio holdings in connection with the review of the Fund's annual and semi-annual shareholder reports and SEC filings.

Additions to List of Approved Recipients

Each Fund’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Funds’ portfolio securities at any time or to any persons other than those described above. In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Funds, the Adviser, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

Compliance With Portfolio Holdings Disclosure Procedures

Each Fund’s Chief Compliance Officer will report periodically to the Board with respect to compliance with the Funds’ portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust's policies on disclosure of portfolio holdings will protect the Funds from the potential misuse of holdings information by individuals or firms in possession of that information.

OTHER SERVICE PROVIDERS

Fund Administration, Fund Accounting and Transfer Agent Services

Gemini Fund Services, LLC (“GFS”), which has its principal office at 80 Arkay Drive, Hauppauge, New York 11788, serves as administrator, fund accountant and transfer agent for the Funds pursuant to a Fund Services Agreement (the “Agreement”) with the Trust, with respect to the Funds, and subject to the supervision of the Board. GFS is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. GFS is an affiliate of the Distributor. GFS may also provide persons to serve as officers of the Funds. Such officers may be directors, officers or employees of GFS or its affiliates.

The Agreement became effective on February 23, 2012, and will remain in effect for two years from the applicable effective date for the Funds, and will continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board.  The Agreement is terminable by the Board or GFS on 90 days’ written notice and may be assigned by either party, provided that the Trust may not assign this agreement without the prior written

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consent of GFS. The Agreement provides that GFS shall be without liability for any action reasonably taken or omitted pursuant to the Agreement.

Under the Agreement, GFS performs administrative services, including:  (1) monitor the performance of administrative and professional services rendered to the Trust by others service providers; (2) monitor Fund holdings and operations for post-trade compliance with the Funds’ registration statement and applicable laws and rules; (3) prepare and coordinate the printing of semi-annual and annual financial statements; (4) prepare selected management reports for performance and compliance analyses; (5) prepare and disseminate materials for and attend and participate in meetings of the Board; (6) determine income and capital gains available for distribution and calculate distributions required to meet regulatory, income, and excise tax requirements; (7) review the Trust's federal, state, and local tax returns as prepared and signed by the Trust's independent public accountants; (8) prepare and maintain the Trust's operating expense budget to determine proper expense accruals to be charged to each Fund to calculate its daily net asset value; (9) assist in and monitor the preparation, filing, printing and where applicable, dissemination to shareholders of amendments to the Trust’s Registration Statement on Form N-1A, periodic reports to the Trustees, shareholders and the SEC, notices pursuant to Rule 24f-2, proxy materials and reports to the SEC on Forms N-SAR, N-CSR, N-Q and N-PX; (10) coordinate the Trust's audits and examinations by assisting each Fund’s independent public accountants; (11) determine, in consultation with others, the jurisdictions in which shares of the Trust shall be registered or qualified for sale and facilitate such registration or qualification; (12) monitor sales of shares and ensure that the shares are properly and duly registered with the SEC; (13) monitor the calculation of performance data for the Funds; (14) prepare, or cause to be prepared, expense and financial reports; (15) prepare authorization for the payment of Trust expenses and pay, from Trust assets, all bills of the Trust; (16) provide information typically supplied in the investment company industry to companies that track or report price, performance or other information with respect to investment companies; (17) upon request, assist each Fund in the evaluation and selection of other service providers, such as independent public accountants, printers, EDGAR providers and proxy solicitors (such parties may be affiliates of GFS); (18) perform other services, recordkeeping and assistance relating to the affairs of the Trust as the Trust may, from time to time, reasonably request.

GFS also provides the Fund with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund’s custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund.

GFS also acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to the Agreement. Under the Agreement, GFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For the services rendered to the Fund by GFS, the Fund pays GFS the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services. The Fund also pays GFS for any out-of-pocket expenses.

The following table displays the fees paid by the Funds under the Agreement for the fiscal period ended September 30, 2014 and the fiscal years ended September 30, 2015 and September 30, 2016:

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Year	FUND	ADMINISTRATION	FUND ACCOUNTING	TRANSFER AGENCY
September 30, 2016	RESQ Strategic Income	$38,051	$32,824	$37,885
	RESQ Dynamic Allocation	$39,276	$33,097	$35,601
September 30, 2015	RESQ Strategic Income	$41,970	$32,843	$45,929
	RESQ Dynamic Allocation	$42,893	$32,944	$38,429
September 30, 2014	RESQ Strategic Income	$31,337	$21,171	$15,129
	RESQ Dynamic Allocation	$31,337	$21,171	$15,129

Custodian

MUFG Union Bank, N.A. located at 350 California Street, Suite 2, San Francisco, California 94104, serves as the custodian of the Funds’ assets pursuant to a custody agreement (the "Custody Agreement") by and between the Custodian and the Trust on behalf of the Funds. The Custodian's responsibilities include safeguarding and controlling the Funds’ cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds’ investments. Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser and Sub-Adviser. The Funds may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

Compliance Services

Northern Lights Compliance Services, LLC ("NLCS"), located at 80 Arkay Drive, Hauppauge, NY 11788, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. NLCS’s compliance services consist primarily of reviewing and assessing the policies and procedures of the Trust and its service providers pertaining to compliance with applicable federal securities laws, including Rule 38a-1 under the 1940 Act.  For the compliance services rendered to the Fund, the Fund pays NLCS a one-time fee of $2,500, plus an annual fee, based on Fund assets, ranging from $13,500 (net assets of $50 million or less) to $31,500 (net assets over $1 billion).  The Fund also pays NLCS for any out-of-pocket expenses.

For the fiscal year ended September 30, 2016, the Funds incurred the following fees:

Fund	Compliance Service Fees
RESQ Strategic Income Fund	$9,430
RESQ Dynamic Allocation Fund	$11,099

For the fiscal year ended September 30, 2015, the Funds incurred the following fees:

Fund	Compliance Service Fees
RESQ Strategic Income Fund	$11,001
RESQ Dynamic Allocation Fund	$11,501

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For the fiscal period ended September 30, 2014, the Funds incurred the following fees:

Fund	Compliance Service Fees
RESQ Strategic Income Fund	$7,899
RESQ Dynamic Allocation Fund	8,299

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Funds have selected Cohen & Company, Ltd. located at 1350 Euclid Ave., Suite 800, Cleveland, OH 44115, as independent registered public accounting firm for the current fiscal year. The firm provides services including (i) audit of annual financial statements, and (ii) various tax services.

LEGAL COUNSEL

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215 serves as the Trust's legal counsel.

DISTRIBUTOR

Northern Lights Distributors, LLC, located at 17605 Wright Street, Omaha, NE 68130 (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Trust pursuant to an underwriting agreement with the Trust, on behalf of the Funds, (the "Underwriting Agreement"). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of FINRA. The offering of the Funds’ shares are continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use reasonable efforts to facilitate the sale of the Funds’ shares.

The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated by the Funds at any time, without the payment of any penalty, by vote of a majority of the entire Board of the Trust or by vote of a majority of the outstanding shares of the Funds on 60 days written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days written notice to the Funds. The Underwriting Agreement will automatically terminate in the event of its assignment.

The following table sets forth the total compensation received by the Distributor from each Fund during the fiscal year ended September 30, 2016:

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Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
RESQ Dynamic Allocation Fund Class A	$192	$0	$0	$0
RESQ Dynamic Allocation Fund Class C	$0	$0	$0	$0
RESQ Strategic Income Fund Class A	$621	$0	$0	$0
RESQ Strategic Income Fund Class C	$0	$0	$0	$0
The Distributor also receives 12b-1 fees from the Funds as described under the following section entitled “Rule 12b-1 Plan”.

Rule 12b-1 Plan

The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act (each a “Plan”, and collectively the "Plans") pursuant to which each Fund is authorized to pay the Distributor, as compensation for Distributor's account maintenance and distribution services under the Plans, a distribution and shareholder servicing fee at the rate of up to 0.40% for Class A and up to 1.00% for Class C shares of the Funds’ average daily net assets attributable to the relevant class. Such fees are to be paid by the Funds monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Funds’ average daily net assets during the preceding month, and shall be calculated and accrued daily. The Funds may pay fees to the Distributor at a lesser rate, as agreed upon by the Board of Trustees of the Trust and the Distributor. The Plans authorize payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others ("Recipients") to provide these services and paying compensation for these services. The Funds will bear its own costs of distribution with respect to its shares. The Funds may make other payments which are separate and apart from payments made pursuant to the Plans.

The services to be provided by Recipients may include, but are not limited to, the following: assistance in the offering and sale of Fund shares and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning the Funds; assisting in the establishment and maintenance of accounts or sub-accounts in the Funds and in processing purchase and redemption transactions; making the Funds’ investment plan and shareholder services available; and providing such other information and services to investors in shares of the Funds as the Distributor or the Trust, on behalf of the Funds, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Distributor with respect to the Funds.

The Distributor is required to provide a written report, at least quarterly to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Distributor to Recipients.

The Plans may not be amended to increase materially the amount of the Distributor's compensation to be paid by the Funds, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the affected class of the Funds (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting

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on a Plan. During the term of the Plans, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Plans, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the Plans will be in writing and provide that: (a) it may be terminated by the Trust or the applicable Fund at any time upon sixty days' written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the Funds; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

For the fiscal year ended September 30, 2016, the Funds paid the following allocated distribution fees:

Actual 12b-1 Expenditures Paid by
RESQ Funds Shares
During the Fiscal Period Year September 30, 2016
	RESQ Dynamic Allocation Fund Class A	RESQ Dynamic Allocation Fund Class C	RESQ Strategic Income Fund Class A	RESQ Strategic Income Fund Class C
Advertising/Marketing	None	None	None	None
Printing/Postage	None	None	None	None
Payment to distributor	$31,770	$331	$31,664	$240
Payment to dealers	$62,336	$9,491	$64,850	$5,218
Compensation to sales personnel	None	None	None	None
Other	$71,401	$817	$71,244	$558
Total	$165,507	$10,639	$167,758	$6,016

DESCRIPTION OF SHARES

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series or classes. Matters such as election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Funds. All shares issued are fully paid and non-assessable.

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CODE OF ETHICS

The Trust, the Adviser and the Distributor have each adopted codes of ethics under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under the code of ethics adopted by the Trust (the "Code"), the Trustees are permitted to invest in securities that may also be purchased by the Funds.

In addition, the Trust has adopted a code of ethics, which applies only to the Trust's executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote (i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the SEC and in other public communications made by the Funds; (iii) compliance with applicable governmental laws, rule and regulations; (iv) the prompt internal reporting of violations of this Code to an appropriate person or persons identified in the Code; and (v) accountability for adherence to the Code.

PROXY VOTING POLICIES

The Board has adopted Proxy Voting Policies and Procedures ("Policies") on behalf of the Trust, which delegate the responsibility for voting proxies to the Adviser or its designee, subject to the Board's continuing oversight. The Policies require that the Adviser or its designee vote proxies received in a manner consistent with the best interests of the Funds and shareholders. The Policies also require the Adviser or its designee to present to the Board, at least annually, the Adviser's Proxy Policies, or the proxy policies of the Adviser's designee, and a record of each proxy voted by the Adviser or its designee on behalf of the Funds, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

Where a proxy proposal raises a material conflict between the Adviser's interests and the Funds’ interests, the Adviser will resolve the conflict by voting in accordance with the policy guidelines or at the client's directive using the recommendation of an independent third party. If the third party's recommendations are not received in a timely fashion, the Adviser will abstain from voting the securities held by that client's account. A copy of the Adviser's proxy voting policies is attached hereto as Appendix A.

Information regarding how the Portfolio voted proxies relating to portfolio securities held by the Portfolio during the most recent 12-month period ending June 30 will be available (1) without charge, upon request, by calling the Portfolio at 1-855-645-5462; and (2) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. In addition, a copy of the Portfolio's proxy voting policies and procedures are also available by calling 1-855-645-5462 and will be sent within three business days of receipt of a request.

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PURCHASE, REDEMPTION AND PRICING OF FUND SHARES

Calculation of Share Price

As indicated in the Prospectus under the heading "Net Asset Value," the net asset value ("NAV") of the Funds’ shares is determined by dividing the total value of the Funds’ portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Funds.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Short-term debt securities with a remaining maturity of 60 days or less are may be amortized to maturity, provided such valuations represent par value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Funds’ shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally uses pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board or their designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

The Trust expects that the holidays upon which the New York Stock Exchange ("NYSE") will be closed are as follows: New Year's Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

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Purchase of Shares

Orders for shares received by the Funds in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at the public offering price, which is NAV plus any sales charge, or at NAV per share (if no sales charges apply) computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined net asset value per share plus sales charges, if any.

Redemption of Shares

The Funds will redeem all or any portion of a shareholder's shares of the Funds when requested in accordance with the procedures set forth in the "Redemptions" section of the Prospectus. Under the 1940 Act, a shareholder's right to redeem shares and to receive payment therefore may be suspended at times:

(a) when the NYSE is closed, other than customary weekend and holiday closings; (b) when trading on that exchange is restricted for any reason; (c) when an emergency exists as a result of which disposal by the Funds of securities owned is not reasonably practicable or it is not reasonably practicable for the Funds to fairly determine the value of net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or (d) when the Securities and Exchange Commission by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

Supporting documents in addition to those listed under "Redemptions" in the Prospectus will be required from executors, administrators, trustees, or if redemption is requested by someone other than the shareholder of record. Such documents include, but are not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

Redemption Fees

A redemption fee of 2.00% of the amount redeemed is assessed on shares that have been redeemed within 30 days of purchase.

Waivers of Redemption Fees: The Fund has elected not to impose the redemption fee for:

  redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
  certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans;
  redemptions or exchanges in discretionary asset allocation, fee based or wrap programs ("wrap programs") that are initiated by the sponsor/financial advisor as part of a periodic rebalancing;
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  redemptions or exchanges in a fee based or wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan including the Fund's systematic withdrawal plan;
  involuntary redemptions, such as those resulting from a shareholder's failure to maintain a minimum investment in the Fund, or to pay shareholder fees; or
  other types of redemptions as the Adviser or the Trust may determine in special situations and approved by the Fund's or the Adviser's Chief Compliance Officer.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax adviser regarding their investment in the Funds.

The Funds intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Funds should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Funds will be computed in accordance with Section 852 of the Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Funds. Each Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses incurred in tax years beginning after December 22, 2010 may now be carried forward indefinitely and retain the character of the original loss. Under previously enacted laws, capital losses could be carried forward to offset any capital gains only for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

At September 30, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
RESQ Dynamic Allocation Fund	$5,837,279	$2,157	$5,839,436
RESQ Strategic Income Fund	2,206,590	—	2,206,590

The Funds intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain will be made after the end of each fiscal year. Both types of distributions will be in shares of the Funds unless a shareholder elects to receive cash.

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To be treated as a regulated investment company under Subchapter M of the Code, the Funds must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Funds’ assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Funds’ assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Funds controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If the Funds fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Funds would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Funds generally would not be liable for income tax on the Funds’ net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Funds’ net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Funds.

The Funds are subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Funds’ ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Funds during the preceding calendar year. Under ordinary circumstances, the Funds expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are generally taxable to shareholders as ordinary income, unless such distributions are attributable to “qualified dividend income” eligible for the reduced federal income tax rates applicable to long-term capital gains, provided certain holding period and other requirements are satisfied.

Distributions of net capital gain ("capital gain dividends") generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Funds have been held by such shareholders.

Certain U.S. shareholders, including individuals and estates and trusts, are subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of shares of the Funds. U.S. shareholders

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are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Funds.

A redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder's tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. The gain or loss will generally be treated as long-term capital gain or loss if the shares were held for more than one year and if not held for such period, as short-term capital gain or loss. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional shares or cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Code, the Funds will be required to report to the Internal Revenue Service all distributions of income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Funds are notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a

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Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for the Funds, the Funds’ transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Funds, defer losses to the Funds, cause adjustments in the holding periods of the Funds’ securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

To the extent such investments are permissible, certain of the Funds’ hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Funds’ book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Funds’ remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Funds’ book income is less than taxable income, the Funds could be required to make distributions exceeding book income to qualify as a regular investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

Investment by the Funds in certain "passive foreign investment companies" ("PFICs") could subject the Funds to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Funds may elect to treat a PFIC as a "qualified electing fund" ("QEF election"), in which case the Funds will be required to include its share of the company's income and net capital gains annually, regardless of whether they receives any distribution from the company.

The Funds also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Funds’ taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Funds to avoid taxation. Making either of these elections therefore may require the Funds to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Funds’ total return.

Foreign Currency Transactions

Each Fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

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Other Regulated Investment Companies

Generally, the character of the income or capital gains that the Funds receives from another investment company will pass through to the Funds’ shareholders as long as the Funds and the other investment company each qualify as a regulated investment company. However, to the extent that another investment company that qualifies as a regulated investment company realizes net losses on its investments for a given taxable year, the Funds will not be able to recognize its share of those losses until it disposes of shares of such investment company. Moreover, even when the Funds do make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as an ordinary deduction. In particular, the Funds will not be able to offset any capital losses from its dispositions of shares of other investment companies against its ordinary income. As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that the Funds will be required to distribute to shareholders will be greater than such amounts would have been had the Funds invested directly in the securities held by the investment companies in which it invests, rather than investing in shares of the investment companies. For similar reasons, the character of distributions from the Funds (e.g., long-term capital gain, qualified dividend income, etc.) will not necessarily be the same as it would have been had the Funds invested directly in the securities held by the investment companies in which it invests.

Foreign Taxation

Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Funds’ total assets at the close of its taxable year consists of securities of foreign corporations, the Funds may be able to elect to "pass through" to the Funds’ shareholders the amount of eligible foreign income and similar taxes paid by the Funds. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Funds, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Funds’ taxable year whether the foreign taxes paid by the Funds will "pass through" for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Funds’ income will flow through to shareholders of the Funds. With respect to the Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Funds. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and

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individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Funds holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Funds may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Funds in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Funds may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Funds may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Funds will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Funds may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

If the Funds holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount, which is greater than the total amount of cash interest the Funds actually received. Such distributions may be made from the cash assets of the Funds or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Funds may realize gains or losses from such liquidations. In the event the Funds realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Shareholders of the Funds may be subject to state and local taxes on distributions received from the Funds and on redemptions of the Funds’ shares.

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A brief explanation of the form and character of the distribution accompany each distribution. After the end of each year the Funds issue to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisers about the application of federal, state and local and foreign tax law in light of their particular situation.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. The Trust's secretary serves as its Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and providing a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly more than 25% of the voting securities of a company or acknowledges the existence of control. A shareholder owning of record or beneficially more than 25% of a Fund's outstanding shares may be considered a controlling person. That shareholder's vote could have more significant effect on matters presented at a shareholder's meeting than votes of other shareholders.

As of January 3, 2017, following shareholder(s) of record or beneficially owned 5% or more of the outstanding shares of a class of the applicable Fund:

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RESQ Strategic Income Fund

Name & Address Class A Shares	Shares	Percentage of Class
Charles Schwab &. Co Inc./Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105	2,584,810.8860	60.02%
Class I Shares
UBS WM USA Attn: Department Manager 1000 Harbor BLVD Weehawken, NJ 07086	5,561.7380	12.77%

Charles Schwab &. Co Inc./Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105	15,511.3230	35.61%
TD Ameritrade INC PO Box 2226 Omaha, NE 68103	4,514.5620	10.36%

NFS, LLC FEBO/Blanche Russian TTEE Blanche O Russian Trust U/A 10/29/92 517 Illinois Street Westville, IL 61883	5,353.3190	12.29%
NFS, LLC FEBO/NFS/FMTC IRA FBO Linda J. Farley-Meyer 5565 Hugh Dr. Dayton, OH 45459	2,451.7670	5.63%
Class C Shares
UBS WM USA Attn: Department Manager 1000 Harbor Blvd. Weehawken, NJ 07086	7,871.8390	56.37%

NFS LLC FEBO/NFS/FMTC IRA FBO DAVID W JOHNSON 5398 RENTSCHLER ESTATES DR HAMILTON OH 45011	1,152.9410	8.26%

NFS LLC FEBO/NFS/FMTC IRA FBO DAVID L EVANS 265 REISTER DR HAMILTON OH 45013	991.2800	7.10%

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NFS LLC FEBO/NFS/FMTC ROLLOVER IRA FBO KAYE R WRIGHT 2757 N PINE GROVE AVE APT 707 CHICAGO IL 60614	755.9400	5.41%

NFS LLC FEBO/NFS/FMTC ROLLOVER IRA FBO DENISE FERENCE 6507 N OSHKOSH CHICAGO IL 60631	1,024.3290	7.33%

RESQ Dynamic Allocation Fund

Name & Address Class A Shares	Shares	Percentage of Class
CHARLES SCHWAB & CO INC/SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO, CA 94105	2,955,899.0240	61.03%
Class I Shares
UBS WM USA Attn: Department Manager 1000 Harbor Blvd. Weehawken, NJ 07086	70,366.3860	34.66%

CHARLES SCHWAB & CO INC/SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO, CA 94105	114,472.6220	56.38%

NFS LLC FEBO/FMTC TTEE PROGRESSIVE 401(K) FBO JEFFERY MCCANN 7423 HERMITAGE RD PAINESVILLE OH 44077	10,600.7830	5.22%

Class C Shares
UBS WM USA Attn: Department Manager 1000 Harbor Blvd Weehawken, NJ 07086	6,841.6620	9.20%
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NFS LLC FEBO/DEBBIE TOWNS, D L WILLIAMS TTEE ROBERT WILLIAMS TRST U/A 9/19/96 DEBBI E TOWNS/DENNIE WILLIAMS 5N496 W LAKEVIEW CIR ST CHARLES IL 60175	10,566.7630	14.21%

NFS LLC FEBO/NFS/FMTC IRA FBO LESLIE J DOMINI 25940 W RIVER RD PERRYSBURG OH 43551	5,757.7370	7.74%

MANAGEMENT

The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust's By-laws (the "Governing Documents"), which have been filed with the SEC and are available upon request. The Board consists of six individuals, all of whom are not "interested persons" (as defined under the 1940 Act) of the Trust and the Adviser ("Independent Trustees"). Pursuant to the Governing Documents of the Trust, the Trustees shall elect officers including a President, a Secretary, a Treasurer, a Principal Executive Officer and a Principal Accounting Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust's purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Board Leadership Structure. The Board is led by John V. Palancia, who has served as the Chairman of the Board since May 2014. The Board has not appointed a Lead Independent Trustee because all Trustees are Independent Trustees. Under the Trust's Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at Board meetings, (b) calling special meetings on an as-needed basis, and (c) execution and administration of Trust policies, including (i) setting the agendas for Board meetings and (ii) providing information to Board members in advance of each Board meeting and between Board meetings. Generally, the Trust believes it best to have a non-executive Chairman of the Board, who together with the President (principal executive officer), are seen by our shareholders, business partners and other stakeholders as providing strong leadership. The Trust believes that its Chairman/Lead Independent Trustee, the independent chair of the Audit Committee, and, as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, its Funds and each shareholder.

Board Risk Oversight. The Board of Trustees is comprised entirely of Independent Trustees with an Audit Committee with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting the risk within its area of responsibilities. Generally, the Board believes that its

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oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications.

Generally, the Fund believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.

Mr. James Jensen has over 40 years of business experience in a wide range of industries including the financial services industry. His experience includes over 25 years of mutual fund board experience with service as chairman of the Audit Committee, chairman of the Nominating and Governance Committee and, for the past eight years and currently, as Chairman of the Board of Wasatch Funds. Since April 2008, Mr. Jensen has served as the Chief Executive Officer of Clearwater Law & Governance Group, where he devotes full time to corporate law practice, board governance consulting for operating companies and private investing. In May 2014 Mr. Jensen and his firm conducted the eleventh Green River Conference on Corporate Governance for lawyers, accountants, directors and service providers. From 2001 to 2008, Mr. Jensen co-founded and was Chairman of the Board for Intelisum, Inc., a company pursuing computer and measurement technology and products. From 1986 to 2004, Mr. Jensen held key positions with NPS Pharmaceuticals, Inc., as Vice President, Corporate Development, Legal Affairs and General Counsel and Secretary. In addition to his business experience, Mr. Jensen was Chairman of the Board of Agricon Global Corporation, formerly BayHill Capital Corporation from 2008 to 2014 and has been a Director of the University of Utah Research Foundation from 2001 and currently. Mr. Jensen was the founder and first President of the MountainWest Venture Group (now "MountainWest Capital Network") in 1983. Mr. Jensen is a member of the National Association of Corporate Governance ("NACD"). Mr. Jensen graduated with a BA degree from the University of Utah in 1967 and received degrees of Juris Doctor and Master of Business Administration from Columbia University in 1971.

Patricia Luscombe, CFA, has more than 25 years in financial advisory and valuation services. She has delivered a broad range of corporate finance advice including fairness opinions and valuations. At her current position at Lincoln International, she assists regulated investment funds, business development companies, private equity funds and hedge funds in the valuation of illiquid securities for fair value accounting purposes. Ms. Luscombe's clients have ranged from closely-held businesses to large publicly traded companies. Ms. Luscombe joined Lincoln International in 2007 as a Managing Director and co-head of Lincoln's Valuations & Opinions Group. Previously, Ms. Luscombe spent 16 years with Duff & Phelps Corporation, as a Managing Director in the firm's valuation and financial advisory business. Prior to joining Duff & Phelps Corporation, Ms. Luscombe was an Associate at Smith Barney, a division of Citigroup Capital Markets, Inc., where she managed a variety of financial transactions, including mergers and acquisitions, leveraged buyouts, and equity and debt financings. Ms. Luscombe is a member of the Chicago Chapter of the Association for Corporate Growth, the Chartered Financial Analyst Society of Chicago and former president of the Chicago Finance Exchange. Ms. Luscombe holds a Bachelor of Arts degree in economics from Stanford University, a Master's degree in economics from the University of Chicago and a Masters of Business Administration degree from the University of Chicago Booth School of Business. In addition, Ms. Luscombe is licensed under the Series 24, 79 and 63 of FINRA.

Mr. John V. Palancia has over 36 years of business experience in financial services industry including serving as the Director of Global Futures Operations for Merrill Lynch, Pierce, Fenner & Smith, Inc. Mr. Palancia also holds a Bachelor of Science degree in Economics. Mr. Palancia possesses an

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in depth understanding of broker-dealer operations from having served in various management capacities and has held industry registrations in both securities and futures. He also possesses a strong understanding of risk management, balance sheet analysis, compliance and the regulatory framework under which regulated financial entities must operate based on service to Merrill Lynch. Additionally, he is well versed in the regulatory framework under which investment companies must operate based on his service as a member of three other mutual fund boards. This practical and extensive experience in the securities industry provides valuable insight into fund operations and enhances his ability to effectively serve as chairman of the Trust.

Mark H. Taylor has over two decades of academic and professional experience in the accounting and auditing areas which makes him particularly qualified to serve as the Trust audit committee chair. He has a PhD in Accounting and holds Master's and Bachelor's degrees in Accounting as well and is licensed as a Certified Public Accountant. Mr. Taylor is the Andrew D. Braden Professor of Accounting and Auditing and Chair of the Department of Accountancy at the Weatherhead School of Management at Case Western Reserve University. From 2012 to 2015 he is serving a 3-year term on the Executive Committee of the Auditing Section of the American Accounting Association as Vice-President, President, and Past President, respectively. He serves as a member of two other mutual fund boards within the Northern Lights Fund Complex, and completed a fellowship in the Professional Practice Group of the Office of the Chief Accountant at the headquarters of the United States Securities Exchange Commission. He also served a three-year term on the AICPA Auditing Standards Board (2008-2011). Recently he received a research grant from the Center for Audit Quality to study how auditors manage the process of auditing fair value measurements in financial statements. He teaches corporate governance and accounting policy and auditing, and possesses a strong understanding of the regulatory framework under which investment companies must operate.

Mr. Jeff D. Young has 38 years of business management experience in the transportation industry including operations and information technologies. Until he retired in 2014, he served as Assistant Vice President of Transportation System at Union Pacific Railroad Company, where he was responsible for development and implementation of large scale command and control systems that support railroad operations and safety. At this position, Mr. Young was heavily involved in the regulatory compliance of safety and mission critical systems. Mr. Young also served as Chairman of the Association of American Railroads Policy Committee and represented both Union Pacific Railroad and the railroad industry in safety and regulatory hearings with the National Transportation Safety Board and the Federal Railroad Administration in Washington, DC. Mr. Young was a member of the Board of Directors of PS Technologies, a Union Pacific affiliate serving as a technology supplier to the railroad industry. His practical business experience and understanding of regulatory compliance provides a different perspective that will bring diversity to Board deliberations.

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

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Independent Trustees
Name, Address* Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex** Overseen by Trustee	Other Directorships Held During Past 5 Years***
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2004).	2	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2012); Wasatch Funds Trust, (since 1986); University of Utah research Foundation (since April 2000); Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa) (since October 2009 to June 2014).
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since August 2007).	2	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2015); Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014.	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (Since September 1975 to September 2011).	2	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2012); Northern Lights Variable Trust (since 2011); Lifetime Achievement Fund, Inc. (February 2012 to April 2012); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002-2009); President, Auditing Section of the American Accounting Association (2012-2015); Former member of the AICPA Auditing Standards Board, AICPA ( 2008-2011).	2	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2012); Alternative Strategies Fund (since June 2010); Lifetime Achievement Fund, Inc. (February 2007 to April 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007).
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Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Retired (since 2014); Formerly Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (June 1976 to April 2014); President, Celeritas Rail Consulting (since June 2014).	2	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2015); PS Technology, Inc. (2010-2013).

* The address of each Trustee and officer is c/o Gemini Fund Services, LLC, 17605 Wright Street, Omaha, Nebraska 68130

** As of December 31, 2016, the Trust was comprised of 37 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

*** Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

Officers of the Trust

Name, Address Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 1976	President	May 2015, indefinite	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).
Brian Curley 80 Arkay Drive Hauppauge, NY 11788 1970	Treasurer	February 2013, indefinite	Vice President, Gemini Fund Services, LLC (since 2015), Assistant Vice President, Gemini Fund Services, LLC (2012 - 2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008 - 2012); Senior Associate of Fund Administration, Morgan Stanley (1999 - 2008).
Eric Kane 80 Arkay Drive Hauppauge, NY 11788 1981	Secretary	November 2013, indefinite	Assistant Vice President, Gemini Fund Services, LLC (since 2014), Staff Attorney, Gemini Fund Services, LLC (2013 - 2014), Law Clerk, Gemini Fund Services, LLC (2009 - 2013), Legal Intern, NASDAQ OMX (January 2011 to September 2011), Hedge Fund Administrator, Gemini Fund Services, LLC (January 2008 to August 2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (2006 - 2008).
William Kimme 17605 Wright Street Omaha, NE 68130 1962	Chief Compliance Officer	February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (2009 - 2011); Assistant Director, FINRA (2000 - 2009).

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Audit Committee. The Board has an Audit Committee that consists solely of Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act. The Audit Committee's responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust's independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust's financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust's independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor's independence; and (v) considering the comments of the independent auditors and management's responses thereto with respect to the quality and adequacy of the Trust's accounting and financial reporting policies and practices and internal controls. The Audit Committee operates pursuant to an Audit Committee Charter. Mr. Taylor is Chairman of the Audit Committee. During the past fiscal year, the Audit Committee held five meetings.

Compensation of Directors. Effective January 1, 2017, each Trustee who is not affiliated with the Trust or an investment adviser to any series of the Trust will receive a quarterly fee of $20,000, allocated among each of the various portfolios comprising the Trust, for his or her attendance at the regularly scheduled meetings of the Board of Trustees, to be paid in advance of each calendar quarter, as well as reimbursement for any reasonable expenses incurred. From January 1, 2016 through December 31, 2016, each Trustee who is not affiliated with the Trust or an investment adviser to any series of the Trust received a quarterly fee of $16,000 for his or her attendance at the regularly scheduled meetings of the Board of Trustees, to be paid in advance of each calendar quarter, as well as reimbursement for any reasonable expenses incurred. From January 1, 2015 through December 31, 2015, each Trustee who is not affiliated with the Trust or an investment adviser to any series of the Trust received a quarterly fee of $13,500.From January 1, 2014 through December 31, 2014, each Trustee who is not affiliated with the Trust or an investment adviser to any series of the Trust received a quarterly fee of $12,000. Prior to January 1, 2014 each Trustee who is not affiliated with the Trust or an adviser received a quarterly fee of $6,000. Effective January 1, 2017, in addition to the quarterly fees and reimbursements, the Chairman of the Board receives a quarterly fee of $5,000, and the Audit Committee Chairmen receive a quarterly fee of $3,750.

Additionally, in the event of an in-person meeting of the Board of Trustees other than its regularly scheduled meetings (a “Special Meeting”) is required, each Independent Trustee will receive a fee of $2,500 per Special Meeting, as well as reimbursement for any reasonable expenses incurred, to be paid by the relevant series of the Trust or its investment adviser depending on the circumstances necessitating the Special Meeting.  . None of the executive officers receive compensation from the Trust.

The table below detail the amount of compensation the Trustees received from the RESQ Strategic Income Fund and RESQ Dynamic Allocation Fund during the fiscal year ended September 30, 2016. The Trust does not have a bonus, profit sharing, pension or retirement plan.

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Name and Position	RESQ Strategic Income Fund	RESQ Dynamic Allocation Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex* Paid to Trustees
James U. Jensen	$1,552	$1,555	None	None	$3,107
Patricia Luscombe	$1,552	$1,555	None	None	$3,107
John V. Palancia	$2,070	$2,074	None	None	$4,144
Mark H. Taylor	$1,897	$1,901	None	None	$3,798
Jeffery D. Young	$1,552	$1,555	None	None	$3,107

* There are currently numerous series comprising the Trust.

The term “Fund Complex” refers only to the Funds, and

not to any other series of the Trust. For the fiscal year ended September 30, 2016, the aggregate independent Trustees’ fees paid by the entire Trust were $332,000.

Trustees' Ownership of Shares in the Funds. As of December 31, 2016, the Trustees beneficially owned the following amounts in the Funds:

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
James U. Jensen	None	None
Patricia Luscombe	None	None
John V. Palancia	None	$10,001-$50,000
Mark H. Taylor	None	None
Jeffery D. Young	None	None

* The "Family of Investment Companies" includes the following registered management investment companies in addition to the Trust: Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust IV and Northern Lights Variable Trust.

FINANCIAL STATEMENTS

The audited financial statements and report of the independent registered public accounting firm required to be included in this SAI are hereby incorporated by reference to the Annual Report for each Fund for the fiscal year ended September 30, 2016.  You may obtain a copy of the Annual Report without charge by calling the Funds at 1-855-645-5462.

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APPENDIX A

PROXY VOTING POLICIES AND PROCEDURES

PROXY VOTING POLICY

RESQ INVESTMENT PARTNERS, LLC

The Adviser will vote proxies vote proxies on behalf of its individual clients. In order to fulfill its responsibilities under the Advisers Act, the Adviser has adopted the following policies and procedures for proxy voting with regard to companies in the investment portfolio of the Fund(s).

Voting Proxies

1.	All proxies sent to clients that are actually received by the Adviser (to vote on behalf of the client) will be provided to the Adviser’s proxy review team (“Review Team”) as designated by the Chief Executive Officer.
2.	The Review Team will generally adhere to the following procedures (subject to limited exception):
(a)	A written record of each proxy received by the Adviser (on behalf of its clients) will be kept in the Adviser's files;
(b)	The Review Team will determine which client(s) of the Adviser holds the security to which the proxy relates;
(c)	Prior to voting any proxies, the Review Team will determine if there are any conflicts of interest related to the proxy in question in accordance with the general guidelines set forth below. If a conflict is identified, the Review Team will then make a determination (which may be in consultation with outside legal counsel) as to whether the conflict is material.
(e)	If no material conflict is identified pursuant to these procedures, the Review Team will vote the proxy in accordance with the guidelines set forth below. The Review Team will deliver the proxy in accordance with instructions related to such proxy in a timely and appropriate manner.

Conflicts of Interest

1.	As stated above, in evaluating how to vote a proxy, the Review Team will first determine whether there is a conflict of interest related to the proxy in question between Adviser and its advisory clients. This examination will include (but will not be limited to) an evaluation of whether the Adviser (or any affiliate of the Adviser) has any relationship with the company (or an affiliate of the company) to which the proxy relates outside of an investment in such company by a client of the Adviser.
2	If a conflict is identified and deemed “material” by the Review Team, the Adviser will determine whether voting in accordance with the proxy voting guidelines outlined below is in the best interests of the client (which may include utilizing an independent third party to vote such proxies).
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3	With respect to material conflicts, the Adviser will determine whether it is appropriate to disclose the conflict to affected clients give such clients the opportunity to vote the proxies in question themselves. However, with respect to ERISA clients whose advisory contract reserves the right to vote proxies when the Adviser has determined that a material conflict exists that affects its best judgment as a fiduciary to the ERISA client, the Adviser will:
(a)	Give the ERISA client the opportunity to vote the proxies in question themselves; or
(b)	Follow designated special proxy voting procedures related to voting proxies pursuant to the terms of the investment management agreement with such ERISA clients (if any).

Proxy Voting Guidelines

See Attached

Disclosure of Procedures

A summary of above these proxy voting procedures will be included in Part 2A of the Adviser's Form ADV and will be updated whenever these policies and procedures are updated. Clients will be provided with contact information as to how they can obtain information about: (a) the Adviser's proxy voting procedures (i.e., a copy of these procedures); and (b) how the Adviser voted proxies that are relevant to the affected client.

Record-keeping Requirements

The Review Team will be responsible for maintaining files relating to the Adviser's proxy voting procedures. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser. Records of the following will be included in the files:

1.       Copies of these proxy voting policies and procedures, and any amendments thereto;

2.	A copy of each proxy statement that the Adviser actually received; provided, however, that the Adviser may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available;

3.       A record of each vote that the Adviser casts;

4.	A copy of any document that the Adviser created that was material to making a decision how to vote the proxies, or memorializes that decision (if any); and
5.	A copy of each written request for information on how the Adviser voted such client’s proxies and a copy of any written response to any request for information on how the Adviser voted proxies on behalf of clients.

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PART C

OTHER INFORMATION

Item 28. Exhibits.

(a) Articles of Incorporation.

(i) Registrant's Agreement and Declaration of Trust, which was filed as an exhibit to the Registrant's Registration Statement on Form N-1A on December 30, 2011, is incorporated by reference.

(ii) Certificate of Trust, which was filed as an exhibit to the Registrant's Registration Statement on Form N-1A on December 30, 2011, is incorporated by reference.

(b) By-Laws. Registrant's By-Laws as previously filed on August 19, 2013 to the Registrant's Registration Statement in Post-Effective Amendment No. 62, and hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.

(d) Investment Advisory Contracts.

(i) Investment Advisory Agreement between Swan Capital Management, Inc. and Registrant, with respect to the Swan Defined Risk Fund as previously filed on November 13, 2012 to the Registrant's Registration Statement in Post-Effective Amendment No. 17, and hereby incorporated by reference.

(ii) Investment Advisory Agreement between Footprints Asset Management & Research, Inc., and Registrant with respect to the Footprints Discover Value Fund as previously filed on January 24, 2014 to the Registrant's Registration Statement in Post-Effective Amendment No. 88, and hereby incorporated by reference.

(ii)(a) Amendment to the Investment Advisory Agreement between Footprints Asset Management & Research, Inc., and Registrant with respect to the Footprints Discover Value Fund as previously filed on January 13, 2015 to the Registrant's Registration Statement in Post-Effective Amendment No. 149, and hereby incorporated by reference.

(iii) Investment Advisory Agreement between Persimmon Capital Management, LP, and Registrant, with respect to the Persimmon Long/Short Fund as previously filed on December 17, 2012 to the Registrant's Registration Statement in Post-Effective Amendment No. 23, and hereby incorporated by reference.

(iii)(a) Amendment to the Investment Advisory Agreement between Persimmon Capital Management, LP and Registrant, with respect to the Persimmon Long/Short Fund as previously filed on July 8, 2014 to the Registrant's Registration Statement in Post-Effective Amendment No. 119, and hereby incorporated by reference.

(iv) Investment Sub-Advisory Agreement between Persimmon Capital Management, LP and Caerus Global Investors, LLC, with respect to the Persimmon Long/Short Fund as previously filed on March 8, 2013 to the Registrant's Registration Statement in Post-Effective Amendment No. 33, and hereby incorporated by reference.

(v) Investment Sub-Advisory Agreement between Persimmon Capital Management, LP and Weatherbie Capital, LLC, with respect to the Persimmon Long/Short Fund as previously filed on March 8, 2013 to the Registrant's Registration Statement in Post-Effective Amendment No. 33, and hereby incorporated by reference.

 (vi) Investment Sub-Advisory Agreement between Persimmon Capital Management, LP and Infinitas Capital, LLC with respect to the Persimmon Long/Short Fund as previously filed on June 2, 2015 to the Registrant's Registration Statement in Post-Effective Amendment No. 171, and hereby incorporated by reference.

(vii) Investment Advisory Agreement between Good Harbor Financial, LLC and Registrant, with respect to the Good Harbor Tactical Core US Fund as previously filed on December 26, 2012 to the Registrant's Registration Statement in Post-Effective Amendment No. 24, and hereby incorporated by reference.

(vii)(a) Amendment to the Investment Advisory Agreement between Good Harbor Financial, LLC and Registrant, with respect to the Good Harbor Tactical Core US Fund as previously filed on June 17, 2016 to the Registrant's Registration Statement in Post-Effective Amendment No. 247, and hereby incorporated by reference.

(viii) Investment Advisory Agreement between Gratus Capital, LLC and Registrant, with respect to the Marathon Value Portfolio as previously filed on January 23, 2017 to the Registrant's Registration Statement in Post-Effective Amendment No. 270, and hereby incorporated by reference.

(ix) Investment Sub-Advisory Agreement between Persimmon Capital Management, LP and ISF Management, LLC, with respect to the Persimmon Long/Short Fund as previously filed on July 8, 2014 to the Registrant's Registration Statement in Post-Effective Amendment No. 119, and hereby incorporated by reference.

(x) Investment Advisory Agreement between Pinnacle Family Advisers, LLC and Registrant, with respect to the Pinnacle Tactical Allocation Fund as previously filed on May 15, 2013 to the Registrant's Registration Statement in Post-Effective Amendment No. 51, and hereby incorporated by reference.

(xi) Investment Advisory Agreement between Stonebridge Capital Advisors, LLC and Registrant, with respect to the Covered Bridge Fund as previously filed on August 19, 2013 to the Registrant's Registration Statement in Post-Effective Amendment No. 62, and hereby incorporated by reference.

(xii) Investment Advisory Agreement between Global View Capital Management, Ltd. and Registrant, with respect to the Tactical Asset Allocation Fund as previously filed on September 6, 2013 to the Registrant's Registration Statement in Post-Effective Amendment No. 67, and hereby incorporated by reference.

(xiii) Investment Advisory Agreement between Good Harbor Financial, LLC and Registrant, with respect to the Leland Real Asset Opportunities Fund as previously filed on September 23, 2013 to the Registrant's Registration Statement in Post-Effective Amendment No. 70, and hereby incorporated by reference.

(xiv) Investment Advisory Agreement between First Associated Investment Advisors, Inc. and Registrant, with respect to The Teberg Fund as previously filed on December 13, 2013 to the Registrant's Registration Statement in Post-Effective Amendment No. 86, and hereby incorporated by reference.

(xv) Investment Advisory Agreement between RESQ Investment Partners, LLC and Registrant, with respect to the RESQ Absolute Equity Fund and RESQ Absolute Income Fund as previously filed on December 13, 2013 to the Registrant's Registration Statement in Post-Effective Amendment No. 85, and hereby incorporated by reference.

(xv)(a) Amendment to the Investment Advisory Agreement between RESQ Investment Partners, LLC and Registrant, with respect to the RESQ Absolute Equity Fund and RESQ Absolute Income Fund as

previously filed on February 26, 2016 to the Registrant's Registration Statement in Post-Effective Amendment No. 236, and hereby incorporated by reference.

(xvi) Investment Advisory Agreement between Horizon Capital Management, Inc. and Registrant, with respect to the Issachar Fund as previously filed on February 10, 2014 to the Registrant's Registration Statement in Post-Effective Amendment No. 93, and hereby incorporated by reference.

(xvii) Investment Advisory Agreement between Cane Capital Management, LLC and Registrant, with respect to the Cane Alternative Strategies Fund as previously filed on April 22, 2014 to the Registrant's Registration Statement in Post-Effective Amendment No. 104, and hereby incorporated by reference.

(xviii) Investment Advisory Agreement between Newfound Research LLC and Registrant, with respect to the Newfound Risk Managed Global Sectors Fund as previously filed on April 25, 2014 to the Registrant's Registration Statement in Post-Effective Amendment No. 107, and hereby incorporated by reference.

(xix) Investment Advisory Agreement between Cozad Asset Management, Inc. and Registrant, with respect to the Cozad Small Cap Value Fund as previously filed on April 29, 2014 to the Registrant's Registration Statement in Post-Effective Amendment No. 108, and hereby incorporated by reference.

(xx) Investment Advisory Agreement between Good Harbor Financial, LLC and Registrant, with respect to the Leland Currency Strategy Fund as previously filed on May 29, 2014 to the Registrant's Registration Statement in Post-Effective Amendment No. 114, and hereby incorporated by reference.

(xx)(a) Amendment to the Investment Advisory Agreement between Good Harbor Financial, LLC and Registrant, with respect to the Leland Currency Strategy Fund as previously filed on June 17, 2016 to the Registrant's Registration Statement in Post-Effective Amendment No. 247, and hereby incorporated by reference.

(xxi) Investment Sub-Advisory Agreement between Good Harbor Financial, LLC and FDO Partners, LLC, with respect to the Leland Currency Strategy Fund as previously filed on May 29, 2014 to the Registrant's Registration Statement in Post-Effective Amendment No. 114, and hereby incorporated by reference.

(xxi)(a) Amendment to the Investment Sub-Advisory Agreement between Good Harbor Financial, LLC and FDO Partners, LLC, and Registrant, with respect to the Leland Currency Strategy Fund as previously filed on June 17, 2016 to the Registrant's Registration Statement in Post-Effective Amendment No. 247, and hereby incorporated by reference.

(xxii) Investment Advisory Agreement between Howard Capital Management, Inc., and the Registrant with respect to the HCM Tactical Growth Fund as previously filed on July 8, 2014 to the Registrant's Registration Statement in Post-Effective Amendment No. 119, and hereby incorporated by reference.

(xxiii) Investment Advisory Agreement between Good Harbor Financial, LLC and Registrant, with respect to the Good Harbor Tactical Select Fund as previously filed on May 15, 2014 to the Registrant's Registration Statement in Post-Effective Amendment No. 113, and hereby incorporated by reference.

(xxiv) Investment Advisory Agreement between Newfound Research LLC and Registrant, with respect to the Newfound Multi-Asset Income Fund as previously filed on September 3, 2014 to the Registrant's Registration Statement in Post-Effective Amendment No. 130, and hereby incorporated by reference.

(xxv) Investment Advisory Agreement between Newfound Research LLC and Registrant, with respect to the Newfound Total Return Fund as previously filed on September 3, 2014 to the Registrant's Registration Statement in Post-Effective Amendment No. 131, and hereby incorporated by reference.

 (xxvi) Investment Advisory Agreement between Counterpoint Mutual Funds, LLC and Registrant, with respect to the Counterpoint Tactical Income Fund as previously filed on September 24, 2015 to the Registrant’s Registration Stamen in Post-Effective Amendment No. 203, and hereby incorporated by reference.

(xxvii) Investment Advisory Agreement between Swan Capital Management, Inc. and Registrant, with respect to the Swan Defined Risk Emerging Markets Fund as previously filed on December 3, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 143, and hereby incorporated by reference.

(xxvii)(a) Amendment to the Investment Advisory Agreement between Swan Capital Management, Inc. and Registrant, with respect to the Swan Defined Risk Emerging Markets Fund as previously filed on January 23, 2017 to the Registrant's Registration Statement in Post-Effective Amendment No. 270, and hereby incorporated by reference.

(xxviii) Investment Sub-Advisory Agreement between Swan Capital Management, Inc., and Swan Global Management, LLC, with respect to the Swan Defined Risk Fund as previously filed on January 13, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 149, and hereby incorporated by reference.

(xxviii)(a) Amendment to the Investment Sub-Advisory Agreement between Swan Capital Management, Inc., and Swan Global Management, LLC, with respect to the Swan Defined Risk Fund and Swan Defined Risk Emerging Markets Fund as previously filed on January 23, 2017 to the Registrant's Registration Statement in Post-Effective Amendment No. 270, and hereby incorporated by reference.

(xxix) Investment Sub-Advisory Agreement between Swan Capital Management, Inc., and Swan Global Management, LLC, with respect to the Swan Defined Risk Emerging Markets Fund as previously filed on January 13, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 149, and hereby incorporated by reference.

 (xxx) Investment Advisory Agreement between Ascendant Capital Management, LLC and Registrant, with respect to ACM Dynamic Opportunity Fund, as previously filed on January 13, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 149, and hereby incorporated by reference.

(xxxi) Investment Advisory Agreement between Howard Capital Management, Inc. and Registrant, with respect to HCM Dividend Sector Plus Fund, as previously filed on March 3, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 160, and hereby incorporated by reference.

(xxxii) Investment Advisory Agreement between Newfound Research LLC and Registrant, with respect to the Newfound Risk Managed U.S. Sectors Fund, as previously filed on June 2, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 171, and hereby incorporated by reference.

(xxxiii) Investment Advisory Agreement between Good Harbor Financial LLC and Registrant with respect to the Leland International Advantage Fund, Leland Thomson Reuters Venture Capital Index Fund and Leland Thomson Reuters Private Equity Index Fund as previously filed on September 24, 2015 to the Registrant’s Registration Stamen in Post-Effective Amendment No. 203, and hereby incorporated by reference.

 (xxxiv) Investment Sub-Advisory Agreement between Good Harbor Financial, LLC and FDO Partners, LLC, with respect to the Leland International Advantage Fund, as previously filed on July 24, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 177, and hereby incorporated by reference.

(xxxv) Investment Advisory Agreement between United Global Advisors, LLC and Registrant with respect to the United Income and Art Fund to be filed by subsequent amendment.

(xxxvi) Investment Advisory Agreement between Pinnacle Family Advisers, LLC and Registrant, with respect to the Pinnacle Sherman Multi-Strategy Core Fund as previously filed on September 3, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 202, and hereby incorporated by reference.

(xxxvii) Investment Advisory Agreement between Absolute Capital Management, LLC and Registrant, with respect to the Absolute Capital Asset Allocator Fund and Absolute Capital Defender Fund as previously filed on October 13, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 207, and hereby incorporated by reference.

(xxxviii) Investment Advisory Agreement between Counterpoint Mutual Funds, LLC and Registrant, with respect to the Counterpoint Tactical Equity Fund is filed as previously filed on October 19, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 208, and hereby incorporated by reference.

(xxxix) Investment Advisory Agreement between Swan Capital Management, LLC and Registrant, with respect to the Swan Defined Risk Foreign Developed Fund and Swan Defined Risk U.S. Small Cap Fund is filed as previously filed on October 27, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 210, and hereby incorporated by reference.

(xl) Investment Sub-Advisory Agreement between Swan Capital Management, LLC, and Swan Global Management, LLC, with respect to the Swan Defined Risk Foreign Developed Fund and Swan Defined Risk U.S. Small Cap Fund is filed as previously filed on October 27, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 210, and hereby incorporated by reference.

(xli) Investment Advisory Agreement between Boyd Watterson Asset Management, LLC and Registrant, with respect to the Boyd Watterson Short Duration Enhanced Income Fund as previously filed on June 17, 2016 to the Registrant's Registration Statement in Post-Effective Amendment No. 247, and hereby incorporated by reference.

(xlii) Investment Advisory Agreement between Howard Capital Management, Inc., and the Registrant with respect to the HCM Income Plus Fund as previously filed on January 23, 2017 to the Registrant's Registration Statement in Post-Effective Amendment No. 270, and hereby incorporated by reference.

(e) Underwriting Contracts.

(i) Underwriting Agreement between the Registrant and Northern Lights Distributors LLC as previously filed on June 2, 2015 to the Registrant’s Registration Statement on Form N-1A, is incorporated by reference.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreement.

(i) Custody Agreement between the Registrant and The Huntington National Bank as previously filed on August 28, 2012 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.

(ii) Custody Agreement between the Registrant and Union Bank, N.A. as previously filed on August 28, 2012 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.

(iii) Custody Agreement between the Registrant and U.S. Bank, N.A. as previously filed on February 10, 2014 to the Registrant's Registration Statement in Post-Effective Amendment No. 93, and hereby incorporated by reference.

(iv) Custody Agreement between the Registrant and First National Bank of Omaha as previously filed on October 14, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 139, and hereby incorporated by reference.

(v) Amendment to Custody Agreement between the Registrant and U.S. Bank, N.A. as previously filed on May 15, 2014 to the Registrant's Registration Statement in Post-Effective Amendment No. 113, and hereby incorporated by reference.

(h) Other Material Contracts.

(i) Fund Services Agreement as previously filed on April 9, 2012 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.

(ii) Expense Limitation Agreement between Swan Capital Management, Inc. and the Registrant, with respect to the Swan Defined Risk Fund as previously filed on November 13, 2012 to the Registrant's Registration Statement in Post-Effective Amendment No. 17, and hereby incorporated by reference.

(iii) Expense Limitation Agreement between Footprints Asset Management & Research, Inc., and Registrant, with respect to the Footprints Discover Value Fund as previously filed on November 13, 2012 to the Registrant's Registration Statement in Post-Effective Amendment No. 17, and hereby incorporated by reference.

(iv) Expense Limitation Agreement between Persimmon Capital Management, LLC, and Registrant, with respect to the Persimmon Long/Short Fund as previously filed on December 17, 2012 to the Registrant's Registration Statement in Post-Effective Amendment No. 23, and hereby incorporated by reference.

(iv)(a) Amendment to the Expense Limitation Agreement between Persimmon Capital Management, LLC, and Registrant, with respect to the Persimmon Long/Short Fund as previously filed on January 23, 2017 to the Registrant's Registration Statement in Post-Effective Amendment No. 270, and hereby incorporated by reference.

(v) Expense Limitation Agreement between Good Harbor Financial, LLC and Registrant, with respect to the Good Harbor Tactical Select Fund as previously filed on December 26, 2012 to the Registrant's Registration Statement in Post-Effective Amendment No. 24, and hereby incorporated by reference.

(vi) Expense Limitation Agreement between Pinnacle Family Advisers, LLC and Registrant, with respect to the Pinnacle Tactical Allocation Fund as previously filed on May 15, 2013 to the Registrant's Registration Statement in Post-Effective Amendment No. 51, and hereby incorporated by reference.

(vii) Expense Limitation Agreement between Stonebridge Capital Advisors, LLC and Registrant, with respect to The Covered Bridge Fund as previously filed on August 19, 2013 to the Registrant's Registration Statement in Post-Effective Amendment No. 62, and hereby incorporated by reference.

(vii)(a) Amendment to the Expense Limitation Agreement between Stonebridge Capital Advisors, LLC and Registrant, with respect to The Covered Bridge Fund as previously filed on April 28, 2015 to the Registrant’s Registration Statement in Post-Effective No. 163, and hereby incorporated by reference.

(viii) Expense Limitation Agreement between Global View Capital Management, Ltd. and Registrant, with respect to the Tactical Asset Allocation Fund as previously filed on September 6, 2013 to the Registrant's Registration Statement in Post-Effective Amendment No. 67, and hereby incorporated by reference.

(viii)(a) Amendment to the Expense Limitation Agreement between Global View Capital Management, Ltd. and Registrant, with respect to Tactical Asset Allocation Fund as previously filed on April 28, 2015 to the Registrant’s Registration Statement in Post-Effective No. 163, and hereby incorporated by reference.

(ix) Expense Limitation Agreement between Good Harbor Financial, LLC and Registrant, with respect to the Leland Real Asset Opportunities Fund as previously filed on September 23, 2013 to the Registrant's Registration Statement in Post-Effective Amendment No. 70, and hereby incorporated by reference.

(x) Expense Limitation Agreement between First Associated Investment Advisors, Inc. and Registrant, with respect to The Teberg Fund as previously filed on December 13, 2013 to the Registrant's Registration Statement in Post-Effective Amendment No. 86, and hereby incorporated by reference.

(xi) Expense Limitation Agreement between RESQ Investment Partners, LLC and Registrant, with respect to the RESQ Absolute Equity Fund and RESQ Absolute Income Fund as previously filed on December 13, 2013 to the Registrant's Registration Statement in Post-Effective Amendment No. 85, and hereby incorporated by reference.

(xii) Expense Limitation Agreement between Horizon Capital Management, Inc. and Registrant, with respect to the Issachar Fund is as previously filed on February 27, 2014 to the Registrant's Registration Statement in Post-Effective Amendment No. 98, and hereby incorporated by reference.

(xiii) Expense Limitation Agreement between Cane Capital Management, LLC and Registrant, with respect to the Cane Alternative Strategies Fund is as previously filed on April 22, 2014 to the Registrant's Registration Statement in Post-Effective Amendment No. 104, and hereby incorporated by reference.

(xiv) Expense Limitation Agreement between Newfound Research LLC and Registrant, with respect to the Newfound Risk Managed Global Sectors Fund as previously filed on April 25, 2014 to the Registrant's Registration Statement in Post-Effective Amendment No. 107, and hereby incorporated by reference.

(xv) Expense Limitation Agreement between Cozad Asset Management, Inc. and Registrant, with respect to the Cozad Small Cap Value Fund is as previously filed on April 29, 2014 to the Registrant's Registration Statement in Post-Effective Amendment No. 108, and hereby incorporated by reference.

(xvi) Expense Limitation Agreement between Good Harbor Financial, LLC and Registrant, with respect to the Leland Currency Strategy Fund is as previously filed on May 29, 2014 to the Registrant's Registration Statement in Post-Effective Amendment No. 114, and hereby incorporated by reference.

  (xvii) Expense Limitation Agreement between Good Harbor Financial, LLC and Registrant, with respect to the Good Harbor Tactical Select Fund as previously filed on May 15, 2014 to the Registrant's Registration Statement in Post-Effective Amendment No. 113, and hereby incorporated by reference.

(xviii) Expense Limitation Agreement between Newfound Research LLC and Registrant, with respect to the Newfound Multi-Asset Income Fund as previously filed on September 3, 2014 to the Registrant's Registration Statement in Post-Effective Amendment No. 130, and hereby incorporated by reference.

(xix) Expense Limitation Agreement between Newfound Research LLC and Registrant, with respect to the Newfound Total Return Fund as previously filed on September 3, 2014 to the Registrant's Registration Statement in Post-Effective Amendment No. 131, and hereby incorporated by reference.

(xx) Expense Limitation Agreement between Howard Capital Management, Inc., and Registrant, with respect to the HCM Tactical Growth Fund as previously filed on July 8, 2014 to the Registrant's Registration Statement in Post-Effective Amendment No. 119, and hereby incorporated by reference.

(xxi) Expense Limitation Agreement between Counterpoint Mutual Funds, LLC and Registrant, with respect to the Counterpoint Tactical Income Fund is as previously filed on September 24, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 203, and hereby incorporated by reference.

 (xxii) Expense Limitation Agreement between RESQ Investment Partners, LLC and Registrant, with respect to the Class C shares of RESQ Absolute Equity Fund and the Class C Shares of RESQ Absolute Income Fund as previously filed on September 3, 2013 to the Registrant's Registration Statement in Post-Effective Amendment No. 129, and hereby incorporated by reference.

(xxiii) Expense Limitation Agreement between Swan Capital Management, Inc. and Registrant, with respect to the Swan Defined Risk Emerging Markets Fund as previously filed on December 3, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 143, and hereby incorporated by reference.

(xxiv) Expense Limitation Agreement between Ascendant Capital Management, LLC and Registrant, with respect to the ACM Dynamic Opportunity Fund as previously filed on January 13, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 149, and hereby incorporated by reference.

(xxv) Expense Limitation Agreement between Howard Capital Management, Inc. and Registrant, with respect to HCM Dividend Sector Plus Fund as previously filed on March 3, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 160, and hereby incorporated by reference.

(xxvi) Expense Limitation Agreement between Newfound Research LLC and Registrant, with respect to the Newfound Risk Managed U.S. Sectors Fund as previously filed on June 2, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 160, and hereby incorporated by reference.

(xxvii) Expense Limitation Agreement between Good Harbor Financial, LLC and Registrant, with respect to the Leland International Advantage Fund, as previously filed on July 24, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 177, and hereby incorporated by reference.

(xxviii) Expense Limitation Agreement between Good Harbor Financial, LLC and Registrant, with respect to the Leland Thomson Reuters Venture Capital Index Fund as previously filed on July 24, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 177, and hereby incorporated by reference.

(xxix) Expense Limitation Agreement between Good Harbor Financial, LLC and Registrant, with respect to the Leland Thomson Reuters Private Equity Index Fund as previously filed on July 24, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 177, and hereby incorporated by reference.

(xxx) Expense Limitation Agreement between United Global Advisors, LLC and Registrant, with respect to the United Income and Art Fund to be filed by subsequent amendment.

 (xxxi) Expense Limitation Agreement between Pinnacle Family Advisers, LLC and Registrant, with respect to the Pinnacle Sherman Multi-Strategy Core Fund previously filed on September 3, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 202, and hereby incorporated by reference.

(xxxii) Expense Limitation Agreement between Absolute Capital Management, LLC and Registrant, with respect to the Absolute Capital Asset Allocator Fund and Absolute Capital Defender Fund as previously filed on October 13, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 207, and hereby incorporated by reference.

(xxxiii) Expense Limitation Agreement between Counterpoint Mutual Funds, LLC and Registrant, with respect to the Counterpoint Tactical Equity Fund as previously filed on October 19, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 208, and hereby incorporated by reference.

(xxxiv) Consulting Services Agreement between Registrant and Northern Lights Compliance Services, LLC, as previously filed on July 24, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 177, and hereby incorporated by reference.

(xxxv) Expense Limitation Agreement between Swan Capital Management, LLC and Registrant with respect of the Swan Defined Risk Foreign Developed Fund and Swan Defined Risk U.S. Small Cap Fund is filed as previously filed on October 27, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 210, and hereby incorporated by reference.

(xxxvi) Expense Limitation Agreement between Boyd Watterson Asset Management, LLC and Registrant, with respect to the Boyd Watterson Short Duration Enhanced Income Fund as previously filed on June 17, 2016 to the Registrant's Registration Statement in Post-Effective Amendment No. 247, and hereby incorporated by reference.

(xxxvii) Expense Limitation Agreement between Howard Capital Management, Inc., and Registrant, with respect to the HCM Income Plus Fund as previously filed on January 23, 2017 to the Registrant's Registration Statement in Post-Effective Amendment No. 270, and hereby incorporated by reference.

(i) Legal Opinion and Consent.

(i) Legal Opinion is filed as previously filed on October 27, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 263, and hereby incorporated by reference.

(ii) Legal Consent is filed herewith.

(j) Other Opinions. Consent of Independent Registered Public Accounting Firm is filed herewith.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. None.

(m) Rule 12b-1 Plans.

(i) Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 for Class A Shares as previously filed on April 22, 2014 to the Registrant's Registration Statement in Post-Effective Amendment No. 104, and hereby incorporated by reference.

(i)(a) Amended and Restated exhibit A to Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 for Class A Shares as previously filed on June 17, 2016 to the Registrant's Registration Statement in Post-Effective Amendment No. 247, and hereby incorporated by reference.

(ii) Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 for Class C Shares as previously filed on April 22, 2014 to the Registrant's Registration Statement in Post-Effective Amendment No. 104, and hereby incorporated by reference.

(ii)(a) Amended and Restated exhibit A to Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 for Class C Shares as previously filed on June 17, 2016 to the Registrant's Registration Statement in Post-Effective Amendment No. 247, and hereby incorporated by reference.

(iii) Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 for Class N Shares as previously filed on April 22, 2014 to the Registrant's Registration Statement in Post-Effective Amendment No. 104, and hereby incorporated by reference.

(iv) Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 for No-Load Shares as previously filed on August 19, 2013 to the Registrant's Registration Statement in Post-Effective Amendment No. 62, and hereby incorporated by reference.

(v) Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 for Non-Designated Class as previously filed on April 22, 2014 to the Registrant's Registration Statement in Post-Effective Amendment No. 104, and hereby incorporated by reference.

(vi) Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 for Class R Shares as previously filed on July 8, 2014 to the Registrant's Registration Statement in Post-Effective Amendment No. 119, and hereby incorporated by reference.

(vi)(a) Amended and Restated exhibit A to Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 for Class R as previously filed on June 17, 2016 to the Registrant's Registration Statement in Post-Effective Amendment No. 247, and hereby incorporated by reference.

(vii) Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 for Class A1 as previously filed on March 3, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 160, and hereby incorporated by reference.

(viii) Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 for Investor Class Shares as previously filed on March 3, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 160, and hereby incorporated by reference.

(viii)(a) Amended and Restated exhibit A to Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 for Investor Class Shares as previously filed on June 17, 2016 to the Registrant's Registration Statement in Post-Effective Amendment No. 247, and hereby incorporated by reference.

(ix) Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 for Class I Shares as previously filed on March 3, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 160, and hereby incorporated by reference.

(n)       (i) Rule 18f-3 Plan as previously filed on July 8, 2014 to the Registrant's Registration Statement in Post-Effective Amendment No. 119, and hereby incorporated by reference.

(ii) Amended and Restated Appendix A to Rule 18f-3 Plan as previously filed on June 17, 2016 to the Registrant's Registration Statement in Post-Effective Amendment No. 247, and hereby incorporated by reference.

(o) Reserved.

(p) Code of Ethics.

(i) Code of Ethics for the Trust as previously filed on April 9, 2012 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.

(ii) Code of Ethics for Northern Lights Distributors as previously filed on April 9, 2012 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.

(iii) Code of Ethics of Swan Capital Management, Inc. was filed previously filed on June 8, 2012 to the Registrant's Registration Statement in Post-Effective Amendment No. 4, and hereby incorporated by reference.

(iv) Code of Ethics of Footprints Asset Management & Research, Inc. as previously filed on January 22, 2016 to the Registrant's Registration Statement in Post-Effective Amendment No. 221, and hereby incorporated by reference.

(v) Code of Ethics of Persimmon Capital Management LP is filed on October 25, 2016 to the Registrant's Registration Statement in Post-Effective Amendment No. 261, and hereby incorporated by reference.

(vi) Code of Ethics of Caerus Investors, LLC as previously filed on January 22, 2016 to the Registrant's Registration Statement in Post-Effective Amendment No. 221, and hereby incorporated by reference.

(vii) Code of Ethics of Weatherbie Capital, LLC is filed on October 25, 2016 to the Registrant's Registration Statement in Post-Effective Amendment No. 261, and hereby incorporated by reference.

(viii) Code of Ethics of Good Harbor Financial, LLC as previously filed on January 22, 2016 to the Registrant's Registration Statement in Post-Effective Amendment No. 221, and hereby incorporated by reference.

(ix) Code of Ethics of Spectrum Advisory Services, Inc. as previously filed on March 8, 2013 to the Registrant's Registration Statement in Post-Effective Amendment No. 33, and hereby incorporated by reference.

(x) Code of Ethics of ISF Management, LLC as previously filed on December 17, 2012 to the Registrant's Registration Statement in Post-Effective Amendment No. 23, and hereby incorporated by reference.

(xi) Code of Ethics of Triumph Alternatives, LLC as previously filed on May 30, 2013 to the Registrant's Registration Statement in Post-Effective Amendment No. 53, and hereby incorporated by reference.

(xii) Code of Ethics of Milne, LLC d/b/a/ JKMilne Asset Management as previously filed on May 30, 2013 to the Registrant's Registration Statement in Post-Effective Amendment No. 53, and hereby incorporated by reference.

(xiii) Code of Ethics of Pinnacle Family Advisers, LLC as previously filed on May 15, 2013 to the Registrant's Registration Statement in Post-Effective Amendment No. 51, and hereby incorporated by reference.

(xiv) Code of Ethics of Stonebridge Capital Advisors, LLC is filed on October 25, 2016 to the Registrant's Registration Statement in Post-Effective Amendment No. 261, and hereby incorporated by reference.

(xv) Code of Ethics of Global View Capital Management, Ltd. as previously filed on June 17, 2016 to the Registrant's Registration Statement in Post-Effective Amendment No. 247, and hereby incorporated by reference.

(xvi) Code of Ethics of First Associated Investment Advisors, Inc. is filed on October 25, 2016 to the Registrant's Registration Statement in Post-Effective Amendment No. 261, and hereby incorporated by reference.

 (xvii) Code of Ethics of RESQ Investment Partners, LLC is filed on October 25, 2016 to the Registrant's Registration Statement in Post-Effective Amendment No. 261, and hereby incorporated by reference.

(xviii) Code of Ethics of Horizon Capital Management, Inc. as previously filed on January 22, 2016 to the Registrant's Registration Statement in Post-Effective Amendment No. 221, and hereby incorporated by reference.

(xix) Code of Ethics of Cane Capital Management, LLC as previously filed on April 22, 2014 to the Registrant's Registration Statement in Post-Effective Amendment No. 104, and hereby incorporated by reference.

(xx) Code of Ethics of Newfound Research LLC as previously filed on June 17, 2016 to the Registrant's Registration Statement in Post-Effective Amendment No. 247, and hereby incorporated by reference.

(xxi) Code of Ethics of Cozad Asset Management, Inc. is as previously filed on April 29, 2014 to the Registrant's Registration Statement in Post-Effective Amendment No. 108, and hereby incorporated by reference.

(xxii) Code of Ethics of FDO Partners, LLC as previously filed on January 22, 2016 to the Registrant's Registration Statement in Post-Effective Amendment No. 221, and hereby incorporated by reference.

(xxiii) Code of Ethics of Howard Capital Management, Inc. as previously filed on June 17, 2016 to the Registrant's Registration Statement in Post-Effective Amendment No. 247, and hereby incorporated by reference.

(xxiv) Code of Ethics of Counterpoint Mutual Funds, LLC as previously filed on June 17, 2016 to the Registrant's Registration Statement in Post-Effective Amendment No. 247, and hereby incorporated by reference.

(xxv) Code of Ethics of Ascendant Capital Management, LLC as previously filed on January 13, 2015 to the Registrant's Registration Statement in Post-Effective Amendment No. 149, and hereby incorporated by reference.

(xxvi) Code of Ethics of Swan Global Management, LLC as previously filed on January 22, 2016 to the Registrant's Registration Statement in Post-Effective Amendment No. 221, and hereby incorporated by reference.

(xxvii) Code of Ethics of United Global Advisors, LLC to be filed by subsequent amendment.

(xxviii) Code of Ethics of Absolute Capital Management, LLC as previously filed on October 13, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 207, and hereby incorporated by reference.

(xxix) Code of Ethics of Boyd Watterson Asset Management, LLC as previously filed on June 17, 2016 to the Registrant's Registration Statement in Post-Effective Amendment No. 247, and hereby incorporated by reference.

(q) Powers of Attorney.

(i) Power of Attorney for the Trust, and a certificate with respect thereto, and each executive officer, as previously filed on May 30, 2013 to the Registration Statement in Post-Effective Amendment No. 53, and hereby incorporated by reference.

(ii) Power of Attorney for each trustee as previously filed on February 26, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 159, and hereby incorporated by reference.

(iii) Power of Attorney for the DMFSF Fund Limited, and a certificate with respect thereto, and each director, as previously filed on June 4, 2013 to the Registration Statement in Post-Effective Amendment No. 54, and hereby incorporated by reference.

(iv) Power of Attorney for the TXMFS Fund Limited, and a certificate with respect thereto, and each director, as previously filed on June 4, 2013 to the Registration Statement in Post-Effective Amendment No. 54, and hereby incorporated by reference.

(v) Power of Attorney for the CAS Fund Limited, and a certificate with respect thereto, and each director, as previously filed on April 22, 2014 to the Registrant's Registration Statement in Post-Effective Amendment No. 104, and hereby incorporated by reference.

(vi) Power of Attorney for the Trust, and a certificate with respect thereto, for Brian Curley as previously filed on June 17, 2016 to the Registrant's Registration Statement in Post-Effective Amendment No. 247, and hereby incorporated by reference.

Item 29. Control Persons. None.

Item 30. Indemnification.

Reference is made to Article VIII of the Registrant's Agreement and Declaration of Trust Instrument which is included, Section 8 of the Underwriting Agreement, Section 7 of the Custody Agreement, and Section 4 of the Fund Services Agreement. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person's capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

The Underwriting Agreement provides that the Registrant agrees to indemnify, defend and hold Northern Lights Distributors, LLC ("NLD"), its several officers and directors, and any person who controls NLD within the meaning of Section 15 of the Securities Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which NLD, its officers and directors, or any such controlling persons, may incur under the Securities Act, the 1940 Act, or common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any Registration Statement or any Prospectus, (ii) any omission, or alleged omission, to state a material fact required to be stated in any Registration Statement or any Prospectus or necessary to make the statements in any of them not misleading, (iii) the Registrant's failure to maintain an effective Registration statement and Prospectus with respect to Shares of the Funds that are the subject of the claim or demand, or (iv) the Registrant's failure to provide NLD with advertising or sales materials to be filed with the FINRA on a timely basis.

The Fund Services Agreements with Gemini Fund Services, LLC ("GFS") provides that the Registrant agrees to indemnify and hold GFS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Registrant's refusal or failure to comply with the terms of the Agreement, or which arise out of the Registrant's lack of good faith, gross negligence or willful misconduct with respect to the Registrant's performance under or in connection with this Agreement.

The Consulting Agreement with Northern Lights Compliance Services, LLC ("NLCS") provides that the Registrant agree to indemnify and hold NLCS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Trust's refusal or failure to comply with the terms of the Agreement, or which arise out of the Trust's lack of good faith, gross negligence or willful misconduct with respect to the Trust's performance under or in connection with the Agreement. NLCS shall not be liable for, and shall be entitled to rely upon, and may act upon information, records and reports generated by the Trust, advice of the Trust, or of counsel for the Trust and upon statements of the Trust's independent accountants, and shall be without liability for any action reasonably taken or omitted pursuant to such records and reports.

 Item 31. Activities of Investment Advisor and Sub-Advisor.

Certain information pertaining to the business and other connections of each Advisor of each series of the Trust is hereby incorporated herein by reference to the section of the respective Prospectus captioned

"Investment Advisor" and to the section of the respective Statement of Additional Information captioned "Investment Advisory and Other Services." The information required by this Item 31 with respect to each director, officer or partner of each Advisor is incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration ("Form ADV") on file with the Securities and Exchange Commission ("SEC"). Each Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov, and may be requested by File No. as follows:

Swan Capital Management, LLC the Advisor of the Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund and Swan Defined Risk U.S. Small Cap Fund– File No. 801-76701.

Swan Global Management, LLC, a Sub-Adviser of the Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund and Swan Defined Risk U.S. Small Cap Fund – File No. 801-80552.

Footprints Asset Management & Research, Inc., the Adviser of the Footprints Discover Value Fund – File No. 801-62315.

Persimmon Capital Management, LP, the Adviser of the Persimmon Long/Short Fund – File No. 801-56210.

Caerus Investors, LLC, a Sub-Adviser of the Persimmon Long/Short Fund – File No. 801-72410.

Weatherbie Capital, LLC, a Sub-Adviser of the Persimmon Long/Short Fund – File No. 801-50672.

Good Harbor Financial, LLC, the Adviser of the Good Harbor Tactical Select Fund, Good Harbor Tactical Core US Fund, Good Harbor Tactical Equity Income Fund, Leland Currency Strategy Fund, Leland International Advantage Fund, Leland Thomson Reuters Venture Capital Index Fund and Leland Thomson Reuters Private Equity Index Fund – File No. 801-71064.

Gratus Capital, LLC, the Adviser of the Marathon Value Portfolio – File No. 801-40286.

ISF Management, LLC, a Sub-Adviser of the Persimmon Long/Short Fund – File No. 801-71827.

Pinnacle Family Advisers, LLC, the Adviser of the Pinnacle Tactical Allocation Fund and Pinnacle Sherman Multi-Strategy Core Fund – File No. 801-78013.

Stonebridge Capital Advisors, LLC, the Adviser of The Covered Bridge Fund– File No. 801-53760.

Global View Capital Management, Ltd., the Adviser of the Tactical Asset Allocation Fund – File No. 801-72887.

First Associated Investment Advisors, the Adviser of The Teberg Fund – File No. 801-60972.

RESQ Investment Partners, LLC, the Adviser of the RESQ Absolute Equity Fund and RESQ Absolute Income Fund – File No. 801-78822.

Horizon Capital Management, Inc., the Adviser of the Issachar Fund – File No. 801-26038.

Cane Capital Management, LLC the Adviser of the Cane Alternative Strategies Fund – File No. 801-79377.

 Newfound Research LLC the Adviser of the Newfound Risk Managed Global Sectors Fund, Newfound Multi-Asset Income Fund, Newfound Total Return Fund, and Newfound Risk Managed U.S. Sectors Fund – File No. 801-73042.

Cozad Asset Management, Inc. the Adviser of the Cozad Small Cap Value Fund – File No. 801-18060.

FDO Partners, LLC the Sub-Adviser of the Leland Currency Strategy Fund – File No. 801-55104.

Howard Capital Management, Inc. the Adviser of the HCM Tactical Growth Fund, HCM Dividend Sector Plus Fund, and HCM Income Plus Fund – File No. 801-69763.

Counterpoint Mutual Funds, LLC the Adviser of the Counterpoint Tactical Income Fund and Counterpoint Tactical Equity Fund – File No. 801-80197.

Ascendant Capital Management, LLC the Adviser of ACM Dynamic Opportunity Fund – File No. 801-80770.

Infinitas Capital, LLC a Sub-Adviser of Persimmon Long/Short Fund – File No. 801-95173

United Global Advisors, LLC the Adviser of United Income and Art Fund – File No. to be provided in subsequent amendment.

Absolute Capital Management, LLC the Adviser of Absolute Capital Asset Allocator Fund and Absolute Capital Defender Fund – File No. 801-61336.

Boyd Watterson Asset Management, LLC the Adviser of Boyd Watterson Short Duration Enhanced Income Fund – File No. 801-57468.

Item 32. Principal Underwriter.

(a) NLD is the principal underwriter for all series of Northern Lights Fund Trust III. NLD also acts as principal underwriter for the following:

AdvisorOne Funds, AmericaFirst Quantitative Funds, Arrow ETF Trust, BlueArc Multi-Strategy Fund, CLA Strategic Allocation Fund, Copeland Trust, Equinox Funds Trust, Forethought Variable Insurance Trust, Hays Series Trust, Miller Investment Trust, Morgan Creek Series Trust, Mutual Fund Series Trust, Neiman Funds, Nile Capital Investment Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Variable Trust, Northern Lights Fund Trust IV, OCM Mutual Fund, Trust, Princeton Private Equity Fund, The Multi-Strategy Growth & Income Fund, The Saratoga Advantage Trust, Total Income+ Real Estate Fund, Tributary Funds, Inc., Two Roads Shared Trust, Vertical Capital Income Fund.

(b) NLD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal business address of NLD is 17605 Wright Street, Omaha, Nebraska 68130. NLD is an affiliate of Gemini Fund Services, LLC. To the best of Registrant's knowledge, the following are the members and officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Trust
Brian Nielsen	Manager, Chief Executive Officer, Secretary	None
William Wostoupal	President	None
Daniel Applegarth	Treasurer/ FINOP	None
Mike Nielsen	Chief Compliance Officer and AML Compliance Officer	None
Bill Strait	General Counsel	None

(c) Not applicable.

Item 33. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant, Adviser, Sub-Adviser, Principal Underwriter, Transfer Agent, Fund Accountant, Administrator and Custodian at the addresses stated in the SAI.

Swan Capital Management, LLC 277 E. Third Avenue, Unit A Durango, CO 81301, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund and Swan Defined Risk U.S. Small Cap Fund.

Footprints Asset Management & Research, Inc., 11422 Miracle Hills Drive, Suite 208, Omaha, NE 68154 pursuant to the Advisory Agreement with the Trust, maintains all record required pursuant to such agreement with respect to the Footprints Discover Value Fund.

Persimmon Capital Management, LP, 1777 Sentry Parkway, Gwynedd Hall, Suite 102, Blue Bell, PA 19422 pursuant to the Advisory Agreement with the Trust, maintains all record required pursuant to such agreement with respect to the Persimmon Long/Short Fund.

Caerus Global Investors, LLC, 712 Fifth Avenue, 19th Floor, New York, NY 10019 pursuant to the Sub-Advisory Agreement with Persimmon Capital Management, LP, maintains all record required pursuant to such agreement with respect to the Persimmon Long/Short Fund.

Weatherbie Capital, LLC, 256 Franklin Street, Suite 1601, Boston, MA 02110 pursuant to the Sub-Advisory Agreement with Persimmon Capital Management, LP, maintains all record required pursuant to such agreement with respect to the Persimmon Long/Short Fund.

Good Harbor Financial, LLC, 30 S Wacker Drive Suite 1300, Chicago, IL 60606 pursuant to the Advisory Agreements with Trust, maintains all record required pursuant to such agreement with respect to the Good Harbor Tactical Select Fund, Good Harbor Tactical Core US Fund, Leland Real Asset Opportunities Fund, Leland Currency Strategy Fund, Leland International Advantage Fund, Leland Thomson Reuters Venture Capital Index Fund and Leland Thomson Reuters Private Equity Index Fund.

Gratus Capital, LLC, 3350 Riverwood Parkway, Suite 1550, Atlanta, GA, 30339 pursuant to the Advisory Agreement with Trust, maintains all record required pursuant to such agreement with respect to the Marathon Value Portfolio.

ISF Management, LLC, 767 Third Avenue, 39th Floor, New York, NY 10017 pursuant to the Sub-Advisory Agreement with Persimmon Capital Management, LP, maintains all record required pursuant to such agreement with respect to the Persimmon Long/Short Fund.

Pinnacle Family Advisers, LLC, 4200 S. Quail Creek Ave., Suite A, Springfield, MO 65810 pursuant to the Advisory Agreement with Trust, maintains all record required pursuant to such agreement with respect to the Pinnacle Tactical Allocation Fund and Pinnacle Sherman Multi-Strategy Core Fund.

Stonebridge Capital Advisors, LLC, 2550 University Avenue West, Suite 180 South, Saint Paul, MN 55114 pursuant to the Advisory Agreement with Trust, maintains all record required pursuant to such agreement with respect to The Covered Bridge Fund.

Global View Capital Management, Ltd., Stone Ridge Business Center III, Suite 350, Waukesha, WI 53188 pursuant to the Advisory Agreement with Trust, maintains all record required pursuant to such agreement with respect to the Tactical Asset Allocation Fund.

First Associated Investment Advisors, Inc., 5161 Miller Trunk Highway Duluth, MN 55811 pursuant to the Advisory Agreement with Trust, maintains all record required pursuant to such agreement with respect to The Teberg Fund.

RESQ Investment Partners, LLC 9383 East Bahia Drive, Suite 120, Scottsdale, AZ 85260 pursuant to the Advisory Agreement with Trust, maintains all record required pursuant to such agreement with respect to RESQ Absolute Equity Fund and RESQ Absolute Income Fund.

Horizon Capital Management, Inc. 106 Valerie Drive, Lafayette, LA 70508 pursuant to the Advisory Agreement with Trust, maintains all record required pursuant to such agreement with respect to the Issachar Fund.

Cane Capital Management, LLC, 8440 Jefferson Hwy, Suite 402, Baton Rouge, LA 70809 pursuant to the Advisory Agreement with Trust, maintains all record required pursuant to such agreement with respect to the Cane Alternative Strategies Fund.

Newfound Research LLC, 425 Boylston Street, Third Floor, Boston, MA 02116 pursuant to the Advisory Agreement with Trust, maintains all record required pursuant to such agreement with respect to the Newfound Risk Managed Global Sectors Fund, the Newfound Multi-Asset Income Fund, the Newfound Total Return Fund, and the Newfound Risk Managed U.S. Sectors Fund.

Cozad Asset Management, Inc., 2501 Galen Drive, Champaign, IL 61821 pursuant to the Advisory Agreement with Trust, maintains all record required pursuant to such agreement with respect to the Cozad Small Cap Value Fund.

FDO Partners, LLC, 134 Mount Auburn St., Cambridge, MA 02138 pursuant to the Sub-Advisory Agreement with Good Harbor Financial, LLC, maintains all records required pursuant to such agreement with respect to the Leland Currency Strategy Fund and Leland International Advantage Fund.

Howard Capital Management, Inc., 1145 Hembree Road, Rosewell, GA 30076 pursuant to the Advisory Agreement with Trust, maintains all record required pursuant to such agreement with respect to the HCM Tactical Growth Fund, HCM Dividend Sector Plus Fund, and HCM Income Plus Fund.

Counterpoint Mutual Funds, LLC 12707 High Bluff Drive, Suite 200, San Diego, CA 92130 pursuant to the Advisory Agreement with Trust, maintains all record required pursuant to such agreement with respect to the Counterpoint Tactical Income Fund and Counterpoint Tactical Equity Fund.

Ascendant Capital Management, LLC 10866 Wilshire Blvd., Suite 1600, Los Angeles, CA 90024 pursuant to the Advisory Agreement with Trust, maintains all record required pursuant to such agreement with respect to the ACM Dynamic Opportunity Fund.

Swan Global Management, LLC 7 Ridgetop, Palmas Del Mar, PR 19103 pursuant to the Sub-Advisory Agreement with Swan Capital Management, Inc., maintains all record required pursuant to such agreement with respect to the Swan Defined Risk, the Swan Defined Risk Emerging Markets Fund, the Swan Defined Risk Foreign Developed Fund and the Swan Defined Risk U.S. Small Cap Fund.

Infinitas Capital, LLC 99 Hudson Street, 5th Floor, New York, NY 10013 pursuant to the Sub-Advisory Agreement with Persimmon Capital Management, LP, maintains all record required pursuant to such agreement with respect to the Persimmon Long/Short Fund.

United Global Advisors, LLC 9701 Wilshire Boulevard, Suite 1115, Beverly Hills, CA 90212 pursuant to the Advisory Agreement with Trust, maintains all record required pursuant to such agreement with respect to the United Income and Art Fund.

Absolute Capital Management, LLC 101 Pennsylvania Boulevard, Pittsburg, PA 15228 pursuant to the Advisory Agreement with Trust, maintains all record required pursuant to such agreement with respect to the Absolute Capital Asset Allocator Fund and Absolute Capital Defender Fund.

Boyd Watterson Asset Management, LLC 1801 East 9th Street, Suite 1400, Cleveland, OH 44114 pursuant to the Advisory Agreement with Trust, maintains all record required pursuant to such agreement with respect to the Boyd Watterson Short Duration Enhanced Income Fund.

Item 34. Management Services. Not applicable.

Item 35. Undertakings. The Registrant undertakes that each Subsidiary and each Director of each Subsidiary hereby consents to service of process within the United States, and to examination of its books and records.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hauppauge, and State of New York, on the 25th day of January, 2017.

Northern Lights Fund Trust III

By: /s/ James P. Ash

James P. Ash, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

Northern Lights Fund Trust III

Name	Title
/s/ James P. Ash	President
Brian Curley*	Treasurer
James U. Jensen*	Independent Trustee
Patricia Luscombe*	Independent Trustee
John V. Palancia*	Independent Trustee
Mark H. Taylor*	Independent Trustee
Jeffery D. Young*	Independent Trustee

Date: January 25, 2017

*By: /s/ Eric D. Kane

Eric D. Kane, Esq.

*Attorney-in-Fact – Pursuant to Powers of Attorney as previously filed February 26, 2015 and June 17, 2016.

EXHIBIT INDEX

Exhibit	Exhibit No.
Legal Consent	(i)(ii)
Consent of Independent Registered Public Accounting Firm	(j)